UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 W. Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail, Plymouth, MI 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(734) 455-7777

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

SCHWARTZ VALUE FOCUSED FUND

value investing since 1984

TICKER SYMBOL: RCMFX

unaudited

SEMI-ANNUAL REPORT

JUNE 30, 2022

Schwartz Value Focused Fund

Shareholder Services c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 (888) 726-0753	Investment Adviser Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail Suite 244 Plymouth, MI 48170

Dear Fellow Shareholders:

For the six-month period ending June 30, 2022, the Schwartz Value Focused Fund (the “Fund”) was basically flat, with a total return of 0.32% compared to -19.91% for the S&P 1500 Index and -19.08% for the Morningstar Mid-Cap Blend category average. For the six-month period, the Fund was the #1 performing equity mutual fund in Morningstar’s Mid-Cap Blend category. For the 1-year period, the Fund ranked in the top 5th percentile in Morningstar’s Mid-Cap Blend category. The Fund’s recent string of favorable performance continues to be acknowledged by the investment community, as the Fund was listed in the Wall Street Journal’s June 6, 2022 “Monthly Category Kings in 10 Realms” for year-to-date performance as of May 31, 2022. For that period, as tracked by Lipper, the Fund ranked #1 out of 483 Multicap Growth mutual funds.

The Fund recently received an Overall Morningstar Rating of Four Stars (****) in a peer group of 367 Mid-Cap Blend funds, as of June 30, 2022. Morningstar, an independent rating service, uses a risk adjusted rating system that is expressed on a scale of 1 to 5 stars and is an indication of how well a fund has balanced its risk and return in the past. See below for additional information on the Morningstar ratings. Due to its strong relative performance over the past 18 months, the Fund’s medium-term performance comparisons have markedly improved. For the 3-year and 5-year periods ending June 30, 2022, the Fund placed in the 1st percentile in Morningstar’s Mid-Cap Blend category.

The Fund’s YTD, 1, 3, 5, and 10-year performance figures are as follows:

	Average Annual Total Return For the Periods Ending 06/30/22
	YTD	1 year	3 years	5 years	10 years
Schwartz Value Focused Fund	0.32%	-4.52%	15.43%	12.37%	8.37%
S&P 1500 Index	-19.91%	-11.01%	10.29%	10.92%	12.79%

The Fund’s recent outperformance is mainly attributable to share price appreciation in a handful of companies in the oil and natural gas sectors. In particular, the share prices of Chevron Corporation, Devon Energy, Pioneer Natural Resources Company, Schlumberger Limited, and Texas Pacific Land Corporation all rose more than 20% during the first half of the year, as rising oil and natural gas prices have led to strong growth in sales, earnings, and cash flow for these companies.

The Fund’s five best performing securities in the first half of 2022 were:

Company	Industry	YTD Return
Devon Energy Corporation	Oil/gas Exploration & Production	36.22%
Pioneer Natural Resources Co.	Oil/gas Exploration & Production	29.23%
Chevron Corporation	Integrated oil/gas	26.02%
Texas Pacific Land Corporation	Real estate/Royalties	21.29%
Schlumberger Limited	Oil/gas equipment & Services	20.43%

The Fund’s five worst performing securities in the first half of 2022 were:

Company	Industry	YTD Return
Purple Innovation, Inc.	Consumer Products	-67.76%
Avid Bioservices, Inc.	Biotechnology	-47.70%
AMERCO	Rental & Leasing Services	-34.09%
Intercontinental Exchange, Inc.	Financial Data & Exchanges	-30.72%
Moody’s Corporation	Debt Rating Services	-30.05%

During the past six months, we added to several existing holdings in the Fund, as their share prices declined to more attractive levels. We also established a new position in YETI Holdings, Inc. Founded in 2006, YETI is a rapidly growing outdoor and recreation lifestyle brand company that designs and sells premium quality products (coolers, camping equipment, drinkware, accessories) to U.S. and international consumers. The initial success of YETI’s hard coolers has evolved into other products (most recently bags, backpacks, luggage) in the outdoor lifestyle segment. In a short period of time, YETI has earned a highly loyal customer base that places a high value on YETI’s reputation for quality, high-performance, durability, and innovation. At the time of our purchase, YETI was trading for 15x estimated 2023 earnings, which we believe was an attractive entry point for such a high-quality business.

For most investors, it was a brutal start to 2022, with significant declines in stock and bond prices. For the first six months of the year, the S&P 500 had a total return of -19.96%, which was one of the worst starts of the year since 1931. The bond market, normally a safe haven during rocky stock markets, offered no solace. For the first six months of the year, the 10-year U.S. Treasury had a total return of -11.5%. As we know, capital markets despise uncertainty. And right now, there is widespread uncertainty on several fronts. Rising inflation, the Russia/Ukraine conflict, the November mid-term elections, recession fears, and tighter monetary policy are all contributing factors that have led to falling asset prices in 2022.

There will be another bull market, even though it may not look like it now, as investors are gripped with fear. History shows that when economic prospects are bleak and pessimism is rampant, the future returns from equity investments can be substantial. The uncertainty generally creates opportunities for outsized future investment gains. That’s the essence of value investing.

2

Thank you for your investment in the Schwartz Value Focused Fund.

With best regards,

Timothy S. Schwartz, CFA	George P. Schwartz, CFA
Lead Portfolio Manager	Co-Portfolio Manager

Past performance is no guarantee of future results. Rank in Category is the fund’s total-return percentile rank relative to all funds that have the same {Morningstar} Category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1.

3

SCHWARTZ VALUE FOCUSED FUND
TEN LARGEST HOLDINGS
June 30, 2022 (Unaudited)

Shares	Security Description	Market Value	% of Net Assets
5,500	Texas Pacific Land Corporation	$8,184,110	31.0%
7,240	Pioneer Natural Resources Company	1,615,099	6.1%
25,000	Devon Energy Corporation	1,377,750	5.2%
9,169	Chevron Corporation	1,327,488	5.1%
7,690	Franco-Nevada Corporation	1,011,850	3.8%
4,650	CME Group, Inc.	951,855	3.6%
9,600	Intercontinental Exchange, Inc.	902,784	3.4%
2	Berkshire Hathaway, Inc. - Class A	817,900	3.1%
25,000	Valvoline, Inc.	720,750	2.7%
19,800	Schlumberger Ltd.	708,048	2.7%

ASSET ALLOCATION (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Consumer Discretionary	6.9%
Energy	19.1%
Financials	12.6%
Health Care	0.3%
Industrials	3.9%
Materials	10.4%
Real Estate	31.0%
Technology	4.3%
Money Market Funds, Liabilities in Excess of Other Assets	11.5%
100.0%

4

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS — 88.5%	Shares	Market Value
Consumer Discretionary — 6.9%
Automotive — 1.6%
Gentex Corporation	15,000	$419,550

Home & Office Products — 1.2%
Purple Innovation, Inc. *	100,000	306,000

Leisure Facilities & Services — 1.7%
Madison Square Garden Sports Corporation *	3,000	453,000

Leisure Products — 2.4%
YETI Holdings, Inc. *	15,000	649,050

Energy — 19.1%
Oil & Gas Producers — 16.4%
Chevron Corporation	9,169	1,327,488
Devon Energy Corporation	25,000	1,377,750
Pioneer Natural Resources Company	7,240	1,615,099
		4,320,337
Oil & Gas Services & Equipment — 2.7%
Schlumberger Ltd.	19,800	708,048

Financials — 12.6%
Institutional Financial Services — 7.0%
CME Group, Inc.	4,650	951,855
Intercontinental Exchange, Inc.	9,600	902,784
		1,854,639
Insurance — 5.6%
Berkshire Hathaway, Inc. - Class A *	2	817,900
Markel Corporation *	500	646,625
		1,464,525
Health Care — 0.3%
Biotech & Pharma — 0.3%
Avid Bioservices, Inc. *	5,000	76,300

Industrials — 3.9%
Electrical Equipment — 2.1%
Vontier Corporation	24,450	562,105

Industrial Support Services — 1.8%
AMERCO	1,000	478,230

5

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 88.5%(Continued)	Shares	Market Value
Materials — 10.4%
Chemicals — 2.7%
Valvoline, Inc.	25,000	$720,750

Metals & Mining — 7.7%
Barrick Gold Corporation	35,300	624,457
Franco-Nevada Corporation	7,690	1,011,850
Pan American Silver Corporation	20,000	393,400
		2,029,707
Real Estate — 31.0%
Real Estate Owners & Developers — 31.0%
Texas Pacific Land Corporation	5,500	8,184,110

Technology — 4.3%
Technology Hardware — 0.9%
Garmin Ltd.	2,500	245,625

Technology Services — 3.4%
Mastercard, Inc. - Class A	1,500	473,220
Moody’s Corporation	1,500	407,955
		881,175

Total Common Stocks (Cost $12,577,460)		$23,353,151

6

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 11.6%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 1.01% (a)	1,280,862	$1,280,862
Federated Hermes Treasury Obligations Fund - Institutional Shares, 1.37% (a)	1,280,862	1,280,862
Federated Hermes U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.97% (a)	498,467	498,467
Total Money Market Funds (Cost $3,060,191)		$3,060,191

Total Investments at Market Value — 100.1% (Cost $15,637,651)		$26,413,342

Liabilities in Excess of Other Assets — (0.1%)		(13,782)

Net Assets — 100.0%		$26,399,560

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2022.
See notes to financial statements.

7

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments, at market value (cost of $15,637,651) (Note 1)	$26,413,342
Cash	3,917
Receivable for capital shares sold	14,567
Dividends receivable	5,290
Other assets	9,981
TOTAL ASSETS	26,447,097

LIABILITIES
Payable for capital shares redeemed	300
Payable to Adviser (Note 2)	33,002
Payable to administrator (Note 2)	3,000
Other accrued expenses	11,235
TOTAL LIABILITIES	47,537

NET ASSETS	$26,399,560

NET ASSETS CONSIST OF:
Paid-in capital	$15,407,124
Accumulated earnings	10,992,436
NET ASSETS	$26,399,560

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	701,307

Net asset value, offering price and redemption price per share (Note 1)	$37.64

See notes to financial statements.

8

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$372,471
Foreign withholding taxes on dividends	(3,227)
TOTAL INVESTMENT INCOME	369,244

EXPENSES
Investment advisory fees (Note 2)	109,315
Legal fees	18,493
Administration, accounting and transfer agent fees (Note 2)	18,000
Registration and filing fees	13,779
Audit and tax services fees	8,951
Shareholder reporting expenses	4,585
Custodian and bank service fees	4,032
Insurance expense	3,399
Trustees’ fees and expenses (Note 2)	2,237
Postage and supplies	1,702
Compliance service fees and expenses (Note 2)	209
Other expenses	6,589
TOTAL EXPENSES	191,291
Less fee reductions by the Adviser (Note 2)	(35,610)
NET EXPENSES	155,681

NET INVESTMENT INCOME	213,563

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	3,182
Net change in unrealized appreciation (depreciation) on investments	(377,519)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(374,337)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(160,774)

See notes to financial statements.

9

SCHWARTZ VALUE FOCUSED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment income	$213,563	$68,100
Net realized gains from investment transactions	3,182	1,420,261
Net change in unrealized appreciation (depreciation) on investments	(377,519)	3,917,570
Net increase (decrease) in net assets resulting from operations	(160,774)	5,405,931

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(1,488,406)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,162,003	6,691,800
Reinvestment of distributions to shareholders	—	1,430,459
Payments for shares redeemed	(1,162,936)	(6,575,752)
Net increase in net assets from capital share transactions	2,999,067	1,546,507

TOTAL INCREASE IN NET ASSETS	2,838,293	5,464,032

NET ASSETS
Beginning of period	23,561,267	18,097,235
End of period	$26,399,560	$23,561,267

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	103,996	161,720
Shares issued in reinvestment of distributions to shareholders	—	38,257
Shares redeemed	(30,578)	(164,577)
Net increase in shares outstanding	73,418	35,400
Shares outstanding, beginning of period	627,889	592,489
Shares outstanding, end of period	701,307	627,889

See notes to financial statements.

10

SCHWARTZ VALUE FOCUSED FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017
Net asset value at beginning of period	$37.52		$30.54	$28.03	$23.62	$26.44	$25.02

Income (loss) from investment operations:
Net investment income (loss)	0.30		0.12	0.15	(0.03)	(0.08)	(0.13)
Net realized and unrealized gains (losses) on investments	(0.18)		9.39	3.11	4.44	(2.08)	3.57
Total from investment operations	0.12		9.51	3.26	4.41	(2.16)	3.44

Less distributions from:
Net investment income	—		(0.12)	(0.15)	—	—	—
Net realized gains on investments	—		(2.41)	(0.60)	—	(0.66)	(2.02)
Total distributions	—		(2.53)	(0.75)	—	(0.66)	(2.02)

Net asset value at end of period	$37.64		$37.52	$30.54	$28.03	$23.62	$26.44

Total return (a)	0.32	%(b)	31.14%	11.62%	18.67%	(8.14%)	13.71%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$26,400		$23,561	$18,097	$22,461	$19,428	$22,592

Ratio of total expenses to average net assets	1.53	%(c)	1.51%	1.71%	1.61%	1.67%	1.79%

Ratio of net expenses to average net assets (d)	1.25	%(c)	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of net investment income (loss) to average net assets (d)	1.71	%(c)	0.28%	0.49%	(0.13%)	(0.31%)	(0.52%)

Portfolio turnover rate	7	%(b)	18%	45%	28%	34%	48%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions (Note 2).
See notes to financial statements.

11

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1. Significant Accounting Policies

Schwartz Value Focused Fund (the “Fund”) is a non-diversified series of Schwartz Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. Other series of the Trust are not incorporated in this report. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value (“NAV”). To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share.

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of investments — Securities which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities, if any, are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments representing shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security

12

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●    Level 1 – quoted prices in active markets for identical securities

●    Level 2 – other significant observable inputs

●    Level 3 – significant unobservable inputs

U.S. Government & Agencies securities held by the Fund, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the levels assigned to the investments, by security type, as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$23,353,151	$—	$—	$23,353,151
Money Market Funds	3,060,191	—	—	3,060,191
Total	$26,413,342	$—	$—	$26,413,342

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type, sector and industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Fund as of or during the six months ended June 30, 2022.

(b) Income taxes — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

13

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2022:

Federal income tax cost	$15,637,651
Gross unrealized appreciation	$11,617,797
Gross unrealized depreciation	(842,106)
Net unrealized appreciation	10,775,691
Accumulated ordinary income	213,563
Other gains	3,182
Accumulated earnings	$10,992,436

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

(c) Investment transactions and investment income — Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on the accrual basis. Realized capital gains and losses on investment transactions are determined on the identified cost basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended June 30, 2022 and December 31, 2021 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
June 30, 2022	$—	$—	$—
December 31, 2021	$68,386	$1,419,975	$1,488,361

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between the financial statements and income tax reporting.

14

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

(e) Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses — Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

2. Investment Advisory Agreement and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of Schwartz Investment Counsel, Inc. (the “Adviser”). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. Effective May 1, 2022, the Adviser receives from the Fund a quarterly fee at the annual rate of 0.75% per annum of the Fund’s average daily net assets. Prior to May 1, 2022, the Adviser received from the Fund a quarterly fee at the annual rate of 0.95% per annum of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of the Fund’s expenses until at least May 1, 2023, so that the ordinary operating expenses of the Fund do not exceed 1.25% per annum of average daily net assets. Accordingly, during the six months ended June 30, 2022, the Adviser reduced its investment advisory fees by $35,610.

Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided repayment to the Adviser does not cause the ordinary operating expenses of the Fund to exceed 1.25% per annum of average daily net assets. As of June 30, 2022, the Adviser may seek recoupment of investment advisory fee reductions totaling $212,733 no later than the dates stated below:

December 31, 2022	$33,139
December 31, 2023	79,720
December 31, 2024	64,264
June 30, 2025	35,610
Total	$212,733

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which the Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust

15

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share, maintains the financial books and records of the Fund, maintains the records of each shareholder’s account, and processes purchases and redemptions of the Fund’s shares. For these services Ultimus receives fees computed as a percentage of the average daily net assets of the Fund, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as the Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $63,000 (except that such fee is $76,500 for the Lead Independent Trustee/Chairman of the Governance Committee and $71,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus, if any, receives one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. The Fund paid its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

3. Investment Transactions

During the six months ended June 30, 2022, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $2,100,529 and $1,758,270, respectively.

4. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From

16

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2022, the Fund had 31.0% of the value of its net assets invested in Texas Pacific Land Corporation (“TPL”) within the real estate sector. The financial statements for TPL can be found at www.sec.gov.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

17

SCHWARTZ VALUE FOCUSED FUND
ABOUT YOUR FUND’S EXPENSES
(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2022) and held until the end of the period (June 30, 2022).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the result does not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

18

SCHWARTZ VALUE FOCUSED FUND
ABOUT YOUR FUND’S EXPENSES
(Unaudited) (Continued)

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s Prospectus.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,003.20	$6.21
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	$6.26

*

Expenses are equal to the Fund’s annualized net expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

19

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited)

At an in-person meeting held on February 12, 2022 (the “Board Meeting”), the Board of Trustees of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved the continuation of the Advisory Agreement with Schwartz Investment Counsel, Inc. (the “Adviser”) (the “Advisory Agreement”) on behalf of the Schwartz Value Focused Fund, a series of the Trust (the “Fund”), for an additional one-year period. The Independent Trustees were advised and assisted throughout their evaluation by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees met separately with their independent counsel to discuss the continuance of the Advisory Agreement, during which time, no representatives of the Adviser were present.

The Board retained Strategic Insight, an independent third-party provider of mutual fund data, to prepare an independent expense and performance summary for the Fund and comparable funds managed by other investment advisers identified by Strategic Insight. The Strategic Insight materials included information regarding advisory fee rates, other operating expenses, expense ratios, and performance comparisons to the Fund’s peer group and to a broad-based securities index. Prior to the Board Meeting, the Independent Trustees discussed separately with Strategic Insight the methodologies that it used to construct its report and the Morningstar, Inc. (“Morningstar”) categories that it identified to base its peer group comparisons for the Fund and other aspects of its report. The Independent Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their independent legal counsel to assist in their evaluation of the terms of the Advisory Agreement, including, among other things, information about the Adviser’s profitability with respect to the Fund, financial results, financial condition and management fee revenues. The Board additionally considered the Fund’s portfolio management and compliance structure, brokerage commissions, turnover rates, and the ways in which the Fund realizes economies of scale. The Board also received copies of the Advisory Agreement and a memorandum from the independent legal counsel to the Independent Trustees discussing the factors the Board should consider in evaluating the continuation of the Advisory Agreement.

The Independent Trustees noted that they had received information and materials over the course of the 2021 calendar year relating to the investment management and administrative services provided by the Adviser and had met with the portfolio managers of the Fund at each quarterly Board meetings to discuss the Fund’s portfolio composition and the Adviser’s views of the economic, political and other developments affecting the financial markets in general and the performance of the Fund. They also considered that, during those quarterly meetings, the Adviser had provided its views on the overall condition of the economy and the markets, including its rationale for disposing certain positions and purchasing others. As part of this process, the Trustees considered various factors, none of which by itself was considered dispositive, including:

●	the nature, extent and quality of the services provided by the Adviser (including any possible fall-out benefits);

●	the fees charged for those services and the Adviser’s profitability with respect to the Fund (and the methodology by which such profitability was calculated);

20

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

●	the Fund’s performance;

●	the extent to which economies of scale may be realized as the Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.

Nature, Extent and Quality of Services

In evaluating the nature, extent, and quality of services provided by the Adviser, the Independent Trustees noted the services that are provided by the Adviser in addition to portfolio management, including maintaining its own and the Trust’s compliance program, which had expanded over time as a result of regulatory, market and other developments. The Independent Trustees took into account the Fund’s co-portfolio management structure, the consistency in the Adviser’s investment approach and the overall level of attention it devotes to its core management process. The Independent Trustees also considered the risks assumed by the Adviser in connection with the services provided to the Fund. Finally, the Independent Trustees considered whether the Adviser experienced any indirect benefits (i.e., fall-out benefits) for serving as investment adviser to the Fund, and after taking into account all this information, concluded that the nature, extent and quality of services provided by the Adviser to the Fund is satisfactory.

Investment Performance

The Independent Trustees considered the performance of the Fund against its Morningstar category peers for the one-year period ended November 30, 2021, as well as for longer-term periods. The Independent Trustees noted that for the one-year period ended November 30, 2021, the Fund placed in the first (top) quartile of its Morningstar peer category, placing second among 394 funds in the Morningstar Mid-Cap Blend category. The Independent Trustees also compared the performance of the Fund over selected periods ended December 31, 2021 with its benchmark index, and noted that the Fund placed above the returns of its benchmark index during the one-year period. The Board also reviewed the Fund’s investment returns over various longer-term periods, noting that the Fund placed in the top half of the Morningstar Mid-Cap blend category for the three-year period but below the average of its Morningstar peer category for the ten-year period. The Independent Trustees recognized the significant performance divergence between growth stocks and value stocks that has persisted for a number of years and considered that the recent outperformance of the Fund, as well as its previous underperformance, are the result of a value-oriented investment management process that emphasizes a long-term investment horizon. The Board concluded that the Fund’s performance was good and its performance results are consistent with the long-term investment strategies being pursued by the Fund.

The Costs of Services and Profits to be Realized by the Adviser

The Trustees reviewed information provided by Strategic Insight on the advisory fees paid by the Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees compared the Fund’s advisory fee ratio with the median advisory fee ratio of representative funds within its Morningstar peer

21

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

group for the period ended November 30, 2021 and noted that the advisory fee ratio for the Fund was lower than the median advisory fee ratio of its Morningstar peer expense group. The Trustees compared the Fund’s net total expense ratio, of which the Fund’s advisory fee is a part, with the net total expense ratio of representative funds within its Morningstar peer group for the period ended November 30, 2021 and noted that the net total expense ratio for the Fund was lower than the median net total expense ratio of its Morningstar peer expense group. The Independent Trustees took into account that the Adviser’s management fee waivers during the 2021 calendar year with respect to the Fund had the effect of reducing its total annual operating expenses. They further considered that the Adviser has agreed to reduce the advisory fee rate of the Fund from 0.95% to 0.75% effective as of May 1, 2022. After taking into account all this information, the Independent Trustees found that the advisory fees and total expenses of the Fund are satisfactory.

The Independent Trustees also considered the Adviser’s costs of providing ongoing services to the Fund, the profits of the Adviser with respect to the Fund and the methodologies by which the Adviser calculated that profitability information, and concluded that the profits of the Adviser are reasonable and represent a fair and entrepreneurial profit in light of the quality and scope of services that are provided to the Fund.

The Extent to Which Economies of Scale Would be Realized and Whether Advisory Fee Levels Reflect these Economies of Scale

The Independent Trustees considered the extent to which shareholders have realized economics of scale with respect to the management of the Fund. The Independent Trustees discussed that the Adviser has a history of waiving the expenses of the Fund in order to maintain a lower total annual operating expense ratio for the Fund. The Independent Trustees also noted that the Adviser had agreed to reduce the advisory fee rates of the Fund effective as of May 1, 2022. The Independent Trustees concluded that the extent to which shareholders could achieve economies of scale as the Fund grows is acceptable.

Conclusion

The Board, including the Independent Trustees, subsequently concluded that the existing Advisory Agreement is fair and reasonable and voted to approve the continuance of the Advisory Agreement. In reaching their decision regarding the continuation of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as controlling, and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Fund and its shareholders to renew the Advisory Agreement for an additional annual period.

22

SCHWARTZ VALUE FOCUSED FUND
OTHER INFORMATION
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

23

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AVE MARIA
MUTUAL FUNDS

UNAUDITED

Semi-Annual Report

June 30, 2022

Ave Maria Value Fund

Ave Maria Growth Fund

Ave Maria Rising Dividend Fund

Ave Maria World Equity Fund

Ave Maria Focused Fund

Ave Maria Bond Fund

SCHWARTZ INVESTMENT TRUST

Shareholder Accounts c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 (888) 726-9331	Corporate Offices 801 W. Ann Arbor Trail Suite 244 Plymouth, MI 48170 (734) 455-7777 Fax (734) 455-7720

Dear Fellow Shareholders of:

Ave Maria Value Fund (AVEMX)
Ave Maria Growth Fund (AVEGX)
Ave Maria Rising Dividend Fund (AVEDX)
Ave Maria World Equity Fund (AVEWX)
Ave Maria Focused Fund (AVEAX)
Ave Maria Bond Fund (AVEFX)
Ave Maria Money Market Account

The first half of 2022 was obviously a rough period for investors. With the major stock market indices down between 15% and 30%, our Funds were not immune from the carnage. Notably, of our six Ave Maria Mutual Funds, three outperformed their benchmarks, and three fell short of their benchmarks. With a slowdown in corporate profits and a possible recession on the horizon, the economic outlook is clouded at best. Historically, in such periods of reduced stock prices, opportunities abound to purchase securities of superior businesses at attractive prices.

Serious investors know they need a long-time horizon with a focus on fundamentals and intrinsic value. With caution, we are looking for a solid economic recovery over the next 6-12 months. The impending national elections could have positive implications for US capital markets, particularly if they result in more senators and representatives with pro-business and pro-growth initiative getting elected. There are reasons to be optimistic since the failed policies of the current congress (and administration) may be muted.

With our collective eyes on the long term, the Ave Maria Mutual Funds will soldier on with our pro-life, pro-family and pro-capitalism mission, while aiming for the best possible investment results for each Fund.

Thank you for being a shareholder. Our team of investment professionals, reinforced by your trust, work daily and diligently on your behalf, to make prudent investment decisions in a morally responsible way.

Sincerely,

George P. Schwartz, CFA
Chairman & CEO

June 30, 2022

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS

Ave Maria Value Fund
Portfolio Manager Commentary	2
Ten Largest Equity Holdings	4
Asset Allocation	4
Schedule of Investments	5
Ave Maria Growth Fund
Portfolio Manager Commentary	8
Ten Largest Equity Holdings	10
Asset Allocation	10
Schedule of Investments	11
Ave Maria Rising Dividend Fund
Portfolio Manager Commentary	14
Ten Largest Equity Holdings	15
Asset Allocation	15
Schedule of Investments	16
Ave Maria World Equity Fund
Portfolio Manager Commentary	19
Ten Largest Equity Holdings	22
Asset Allocation	22
Schedule of Investments	23
Summary of Common Stocks by Country	27
Ave Maria Focused Fund
Portfolio Manager Commentary	28
Ten Largest Equity Holdings	31
Asset Allocation	31
Schedule of Investments	32
Ave Maria Bond Fund
Portfolio Manager Commentary	34
Ten Largest Holdings	35
Asset Allocation	35
Schedule of Investments	36

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
(Continued)

Statements of Assets and Liabilities	41
Statements of Operations	43
Statements of Changes in Net Assets
Ave Maria Value Fund	45
Ave Maria Growth Fund	46
Ave Maria Rising Dividend Fund	47
Ave Maria World Equity Fund	48
Ave Maria Focused Fund	49
Ave Maria Bond Fund	50
Financial Highlights
Ave Maria Value Fund	51
Ave Maria Growth Fund	52
Ave Maria Rising Dividend Fund	53
Ave Maria World Equity Fund	54
Ave Maria Focused Fund	55
Ave Maria Bond Fund	56
Notes to Financial Statements	57
About Your Funds’ Expenses	69
Other Information	71
Approval of Advisory Agreements	72

This report is for the information of the shareholders of the Ave Maria Mutual Funds. To obtain a copy of the prospectus, please visit our website at www.avemariafunds.com or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Ave Maria Mutual Funds are distributed by Ultimus Fund Distributors, LLC.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, is available at the Ave Maria Mutual Funds website at www.avemariafunds.com or by calling 1-888-726-9331.

Ave Maria Value Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

For the six-month period ending June 30, 2022, the Ave Maria Value Fund (the “Fund”) had a total return of -9.59% compared to -19.54% for the S&P MidCap 400 Index and -19.08% for the Morningstar Mid-Cap Blend category average. For the six-month period, the Fund ranked in the top 6th percentile in Morningstar’s Mid-Cap Blend category. For the 1-year period, the Fund ranked in the top 15th percentile in Morningstar’s Mid-Cap Blend category. The Fund was listed in the Wall Street Journal’s June 6, 2022 “Monthly Category Kings in 10 Realms” for year-to-date performance as of May 31, 2022. For that period, as tracked by Lipper, the Fund ranked #3 out of 307 Midcap Core mutual funds.

Due to its strong relative performance over the past 18 months, the Fund’s medium-term performance comparisons have markedly improved. The Fund’s year-to-date (YTD), 1, 3, 5, and 10-year performance figures are as follows:

	Average Annual Total Return For the Periods Ending 6/30/22
	YTD*	1 year	3 years	5 years	10 years
Ave Maria Value Fund	-9.59%	-7.60%	6.80%	8.14%	7.43%
S&P MidCap 400 Index	-19.54%	-14.64%	6.87%	7.02%	10.90%

*	Not annualized

The Fund’s recent good relative performance is mainly attributable to strong share price appreciation in a handful of companies in the oil and natural gas sectors. In particular, the share prices of Chevron Corporation, Pioneer Natural Resources Company, Schlumberger Limited, and Texas Pacific Land Corporation all rose more than 20% during the first half of the year, as rising oil and natural gas prices have led to strong growth in sales, earnings, and cash flow for these companies.

The Fund’s five best performing securities in the first half of 2022 were:

Company	Industry	YTD Return
Pioneer Natural Resources Co.	Oil/gas Exploration & Production	29.23%
Chevron Corporation	Integrated oil/gas	27.68%
Haemonetics Corp.	Medical Instruments & Supplies	23.98%
Texas Pacific Land Corporation	Real estate/Royalties	21.29%
Bowlero Corp.	Bowling Centers	20.82%

AVE MARIA VALUE FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

The Fund’s five worst performing securities in the first half of 2022 were:

Company	Industry	YTD Return
Purple Innovation, Inc.	Consumer Products	-76.60%
eDreams ODIEGO ADR	Travel Services	-50.91%
YETI Holdings, Inc.	Consumer Products	-38.15%
A.O. Smith Corporation	Specialty Machinery	-35.78%
Mirion Technologies, Inc.	Radiation Detection/Measurement	-34.17%

During the 2nd quarter of 2022, four stocks were eliminated from the portfolio: Change Healthcare, Inc. (Health Information Services), KKR & Co., (Asset Management), Lamar Advertising Company (Specialty REIT), and Watsco, Inc. (Industrial Distribution). These holdings were liquidated as their share prices reached or exceeded our estimate of intrinsic value. The sale proceeds were re-deployed into more attractive opportunities in two new positions: Chesapeake Energy Corporation (Oil & Natural Gas Exploration & Production) and The St. Joe Company (Real Estate). We also added to several existing holdings in the Fund, as their share prices declined to more attractive levels.

It’s difficult to imagine the second half of 2022 providing as much anxiety for stock and bond investors as did the first half. Eventually there will be another bull market, even though it may not look like it now, as investors are currently gripped with fear. When economic prospects are bleak and pessimism is rampant, the future returns from equity investments can be substantial. Periods of extreme uncertainty often create opportunities for outsized future investment gains, by enabling the purchase of great companies at bargain prices. That’s the essence of value investing.

Thank you for your investment in the Ave Maria Value Fund.

With best regards,

Timothy S. Schwartz, CFA	Ryan M. Kuyawa, CFA
Lead Portfolio Manager	Co-Portfolio Manager

Past performance is no guarantee of future results. Rank in Category is the fund’s total-return percentile rank relative to all funds that have the same {Morningstar} Category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1.

AVE MARIA VALUE FUND

Ten Largest Equity Holdings

June 30, 2022 (Unaudited)

Shares	Company	Market Value	% of Net Assets
25,500	Texas Pacific Land Corporation	$37,944,510	12.3%
90,000	Pioneer Natural Resources Company	20,077,200	6.5%
118,045	Chevron Corporation	17,090,555	5.6%
189,000	Haemonetics Corporation	12,319,020	4.0%
500,000	Vontier Corporation	11,495,000	3.7%
84,000	Franco-Nevada Corporation	11,052,720	3.6%
51,800	CME Group, Inc.	10,603,460	3.4%
330,000	Valvoline, Inc.	9,513,900	3.1%
263,900	Schlumberger Ltd.	9,437,064	3.1%
135,000	Alcon, Inc.	9,435,150	3.1%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	2.2%
Consumer Discretionary	8.8%
Consumer Staples	1.0%
Energy	18.8%
Financials	14.7%
Health Care	12.5%
Industrials	10.2%
Materials	9.6%
Real Estate	13.1%
Technology	4.9%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	4.2%
100.0%

AVE MARIA VALUE FUND

Schedule of Investments

June 30, 2022 (Unaudited)

COMMON STOCKS — 95.8%	Shares	Market Value
Communications — 2.2%
Internet Media & Services — 0.6%
eDreams ODIEGO S.A. - ADR *	32,729	$1,772,410

Publishing & Broadcasting — 1.6%
Liberty Media Corporation - Liberty Formula One - Series C *	80,000	5,077,600

Consumer Discretionary — 8.8%
Automotive — 2.0%
Gentex Corporation	220,000	6,153,400

Home & Office Products — 0.9%
Purple Innovation, Inc. *	903,000	2,763,180

Leisure Facilities & Services — 3.9%
Bowlero Corporation *	489,574	5,184,589
Madison Square Garden Sports Corporation *	45,000	6,795,000
		11,979,589
Leisure Products — 2.0%
YETI Holdings, Inc. *	146,000	6,317,420

Consumer Staples — 1.0%
Beverages — 1.0%
Remy Cointreau S.A. - ADR	175,550	3,065,103

Energy — 18.8%
Oil & Gas Producers — 14.7%
Chesapeake Energy Corporation	100,000	8,110,000
Chevron Corporation	118,045	17,090,555
Pioneer Natural Resources Company	90,000	20,077,200
		45,277,755
Oil & Gas Services & Equipment — 4.1%
Core Laboratories N.V.	164,000	3,248,840
Schlumberger Ltd.	263,900	9,437,064
		12,685,904
Financials — 14.7%
Banking — 2.5%
Hingham Institution for Savings (The)	27,500	7,803,675

Institutional Financial Services — 6.5%
CME Group, Inc.	51,800	10,603,460
Intercontinental Exchange, Inc.	98,500	9,262,940
		19,866,400

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 95.8% (Continued)	Shares	Market Value
Financials — 14.7% (Continued)
Insurance — 3.6%
Brown & Brown, Inc.	83,450	$4,868,473
Markel Corporation *	4,850	6,272,262
		11,140,735
Specialty Finance — 2.1%
Fidelity National Financial, Inc.	175,000	6,468,000

Health Care — 12.5%
Biotech & Pharma — 2.6%
Mirion Technologies, Inc. *	1,390,000	8,006,400

Health Care Facilities & Services — 2.8%
Chemed Corporation	18,300	8,589,837

Medical Equipment & Devices — 7.1%
Alcon, Inc.	135,000	9,435,150
Haemonetics Corporation *	189,000	12,319,020
		21,754,170
Industrials — 10.2%
Aerospace & Defense — 1.4%
HEICO Corporation - Class A	40,000	4,215,200

Electrical Equipment — 7.1%
A.O. Smith Corporation	80,000	4,374,400
Otis Worldwide Corporation	85,000	6,006,950
Vontier Corporation	500,000	11,495,000
		21,876,350
Industrial Support Services — 1.7%
AMERCO	10,800	5,164,884

Materials — 9.6%
Chemicals — 3.1%
Valvoline, Inc.	330,000	9,513,900

Metals & Mining — 6.5%
Barrick Gold Corporation	300,000	5,307,000
Franco-Nevada Corporation	84,000	11,052,720
Newmont Corporation	60,000	3,580,200
		19,939,920
Real Estate — 13.1%
Real Estate Owners & Developers — 13.1%
St. Joe Company (The)	60,000	2,373,600
Texas Pacific Land Corporation	25,500	37,944,510
		40,318,110

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 95.8% (Continued)	Shares	Market Value
Technology — 4.9%
Technology Services — 4.9%
CDW Corporation	47,350	$7,460,466
Jack Henry & Associates, Inc.	43,050	7,749,861
		15,210,327

Total Common Stocks (Cost $246,064,976)		$294,960,269

MONEY MARKET FUNDS — 4.9%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 1.01% (a)	14,962,470	$14,962,470
Federated Hermes Treasury Obligations Fund - Institutional Shares, 1.37% (a)	128,778	128,778
Total Money Market Funds (Cost $15,091,248)		$15,091,248

Total Investments at Market Value — 100.7% (Cost $261,156,224)		$310,051,517

Liabilities in Excess of Other Assets — (0.7%)		(2,282,870)

Net Assets — 100.0%		$307,768,647

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2022.
See notes to financial statements.

Ave Maria Growth Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

For the six months ended June 30, 2022, the Ave Maria Growth Fund (the “Fund”) had a total return of -24.61%, compared with the benchmark S&P 500 Index total return of -19.96%. For the 3-year, 5-year, and 10-year periods through June 30, 2022, the Fund had an annual total return of 4.83%, 9.91%, and 11.32%, compared with the benchmark annual total return of 10.60%, 11.31%, and 12.96%, respectively.

For the six months ended June 30, 2022, top contributors to return include Change Healthcare (healthcare technology), Texas Pacific Land Corp. (real estate), IQVIA Holdings (healthcare technology), Brookfield Asset Management (asset management), and Medtronic (medical devices).

Top Five Return Contributors (YTD 2022)
Company	Contribution to Fund Return
Change Healthcare Inc.	+0.42%
Texas Pacific Land Corp.	+0.13%
IQVIA Holdings Inc.	+0.01%
Brookfield Asset Management Inc.	-0.01%
Medtronic PLC	-0.01%

Change Healthcare received an acquisition offer from UnitedHealth at a price more than double our average purchase price in January of 2021. The acquisition subsequently failed to receive government approval, but to incentivize Change Healthcare shareholders to fight the issue in court, UnitedHealth promised to pay a dividend to Change Healthcare shareholders in the event of a deal break. The stock price rose accordingly, and we took the opportunity to exit Change Healthcare at an attractive price.

Texas Pacific Land Corp., another of our top return contributors, is one of the largest landowners in the State of Texas. The company earns royalties on oil and gas production that takes place on its land. Those royalties, and therefore Texas Pacific’s earnings, have risen rapidly along with oil prices.

Top Five Return Detractors (YTD 2022)
Company	Contribution to Fund Return
Purple Innovation Inc.	-2.49%
API Group Corp.	-1.86%
Copart Inc.	-1.74%
Microsoft Corp.	-1.29%
S&P Global Inc.	-1.18%

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

Top detractors from return include Purple Innovation (mattress manufacturing), API Group (industrial services), Copart Inc. (salvage auctions), Microsoft (enterprise software), and S&P Global (financial services).

During the first six months of the year, the Fund exited Autodesk (software), BlackRock (financial services), Change Healthcare, Frontdoor (home services), Medtronic, Ollie’s Bargain Outlet Holdings (discount retail), and VF Corp. (clothing).

New additions to the Fund during the first six months of the year included Adobe (creative software), Advanced Micro Devices (semiconductors), Avalara (tax software), Chesapeake Energy (natural gas production), IQVIA (data solutions), and Restoration Hardware (furniture retail).

The first six months of the year has been a disappointing period for stock prices, particularly growth stocks. Nonetheless, in our view, the Ave Maria Growth Fund remains a collection of some of the greatest businesses in the world. Our goal is to purchase and hold shares of exceptional companies at attractive prices with the expectations of earning favorable returns over the long run.

We appreciate your investment in the Ave Maria Growth Fund.

With best regards,

Adam P. Gaglio, CFA	Chadd M. Garcia, CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA GROWTH FUND

Ten Largest Equity Holdings

June 30, 2022 (Unaudited)

Shares	Company	Market Value	% of Net Assets
450,000	Copart, Inc.	$48,897,000	6.4%
180,000	Microsoft Corporation	46,229,400	6.1%
300,000	Texas Instruments, Inc.	46,095,000	6.1%
229,000	Visa, Inc. - Class A	45,087,810	5.9%
142,000	Mastercard, Inc. - Class A	44,798,160	5.9%
325,000	AptarGroup, Inc.	33,543,250	4.4%
96,000	S&P Global, Inc.	32,357,760	4.3%
51,000	O’Reilly Automotive, Inc.	32,219,760	4.2%
717,413	Brookfield Asset Management*	31,903,897	4.2%
299,377	HEICO Corporation - Class A	31,548,348	4.2%

*	Combination of Brookfield Asset Management, Inc. - Class A and Brookfield Asset Management Reinsurance Partners Ltd. - Class A

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	0.3%
Consumer Discretionary	15.1%
Energy	2.3%
Financials	8.5%
Health Care	4.5%
Industrials	12.2%
Materials	7.5%
Real Estate	7.7%
Technology	41.6%

MONEY MARKET FUNDS, OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%
100.0%

AVE MARIA GROWTH FUND

Schedule of Investments

June 30, 2022 (Unaudited)

COMMON STOCKS — 99.7%	Shares	Market Value
Communications — 0.3%
Internet Media & Services — 0.3%
Angi, Inc. - Class A *	453,087	$2,075,138

Consumer Discretionary — 15.1%
Home & Office Products — 1.2%
Purple Innovation, Inc. *	3,031,000	9,274,860

Retail - Discretionary — 7.5%
Lowe’s Companies, Inc.	122,000	21,309,740
O’Reilly Automotive, Inc. *	51,000	32,219,760
RH *	14,000	2,971,640
		56,501,140
Wholesale - Discretionary — 6.4%
Copart, Inc. *	450,000	48,897,000

Energy — 2.3%
Oil & Gas Producers — 2.3%
Chesapeake Energy Corporation	220,000	17,842,000

Financials — 8.5%
Asset Management — 4.2%
Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	4,913	219,022
Brookfield Asset Management, Inc. - Class A	712,500	31,684,875
		31,903,897
Diversified Financial Services — 4.3%
S&P Global, Inc.	96,000	32,357,760

Health Care — 4.5%
Health Care Facilities & Services — 4.5%
Chemed Corporation	20,000	9,387,800
IQVIA Holdings, Inc. *	115,000	24,953,850
		34,341,650
Industrials — 12.2%
Aerospace & Defense — 4.2%
HEICO Corporation - Class A	299,377	31,548,348

Commercial Support Services — 0.9%
Avalara, Inc. *	100,000	7,060,000

Electrical Equipment — 7.1%
API Group Corporation *	1,795,000	26,871,150
Roper Technologies, Inc.	68,000	26,836,200
		53,707,350

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.7% (Continued)	Shares	Market Value
Materials — 7.5%
Containers & Packaging — 7.5%
AptarGroup, Inc.	325,000	$33,543,250
Ardagh Metal Packaging S.A.	3,872,376	23,621,494
		57,164,744
Real Estate — 7.7%
Real Estate Owners & Developers — 1.0%
Texas Pacific Land Corporation	5,000	7,440,100

REITs — 6.7%
Equinix, Inc.	40,500	26,609,310
SBA Communications Corporation	76,000	24,323,800
		50,933,110
Technology — 41.6%
Semiconductors — 9.6%
Advanced Micro Devices, Inc. *	351,500	26,879,205
Texas Instruments, Inc.	300,000	46,095,000
		72,974,205
Software — 13.6%
Adobe, Inc. *	64,000	23,427,840
ANSYS, Inc. *	54,000	12,921,660
Microsoft Corporation	180,000	46,229,400
Software AG - ADR	2,438,504	20,195,690
		102,774,590
Technology Services — 18.4%
Accenture plc - Class A	81,000	22,489,650
Broadridge Financial Solutions, Inc.	125,000	17,818,750
Mastercard, Inc. - Class A	142,000	44,798,160
Moody’s Corporation	35,000	9,518,950
Visa, Inc. - Class A	229,000	45,087,810
		139,713,320

Total Common Stocks (Cost $618,032,694)		$756,509,212

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 0.1%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 1.01% (a) (Cost $657,402)	657,402	$657,402

Total Investments at Market Value — 99.8% (Cost $618,690,096)		$757,166,614

Other Assets in Excess of Liabilities — 0.2%		1,932,453

Net Assets — 100.0%		$759,099,067

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2022.
See notes to financial statements.

Ave Maria Rising Dividend Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

For the six months ended June 30, 2022, the total return on the Ave Maria Rising Dividend Fund was -12.71%, compared to -11.41% for the S&P 500 Value Index.

The strongest relative contributors to performance for the first half of the year were from the Energy, Consumer Staples and Industrials sectors. Only the Energy sector posted a positive return, up an impressive 25%. Three holdings made up the sector’s performance, Pioneer Natural Resources Company (exploration & production) with a total return of 28%, Chevron Corporation (integrated oils) at 26% and Texas Pacific Land Corp. (royalty income – real estate) at 21%. The Industrials and Consumer Staples sectors outperformed the broader market but were down 5.7% and 6.6%, respectively. The Industrials sector held one of the Fund’s best performing stocks, Lockheed Martin Corporation (defense), up 22.5% perhaps due to heightened geopolitical tensions.

The weakest sectors were Consumer Discretionary and Technology, down 25% and 22%, respectively. Technology is home to some of the Fund’s more growth-oriented names, which have underperformed so far this year.

During the first half of the year, two new companies were added to the Fund: Thor Industries, Inc. (recreational vehicles) and RH (home products store). Both companies were beneficiaries of COVID lockdowns and stimulus payments to consumers. Shares of both companies sold off from their highs and are currently out of favor with most investors, which we believe make them deeply undervalued. One stock was eliminated from the Fund, VF Corporation (apparel & footwear). Deteriorating fundamentals and sustained weakness in some of the company’s core brands led us to liquidate the position.

The Fund’s investment strategy identifies companies with strong balance sheets that operate with competitive advantages and produce consistent, above-average cash flow and dividend growth, facilitating a rising stream of dividends. We strive to buy these companies when they are unpopular and undervalued.

Thank you for your continued interest in the Ave Maria Rising Dividend Fund.

With best regards,

George P. Schwartz, CFA	Brandon S. Scheitler
Co-Portfolio Manager	Co-Portfolio Manager

AVE MARIA RISING DIVIDEND FUND

Ten Largest Equity Holdings

June 30, 2022 (Unaudited)

Shares	Company	Market Value	% of Net Assets
30,000	Texas Pacific Land Corporation	$44,640,600	5.3%
175,000	Pioneer Natural Resources Company	39,039,000	4.6%
190,000	Visa, Inc. - Class A	37,409,100	4.5%
190,000	Chubb Ltd.	37,350,200	4.4%
215,000	Texas Instruments, Inc.	33,034,750	3.9%
70,000	Chemed Corporation	32,857,300	3.9%
330,000	Medtronic plc	29,617,500	3.5%
205,000	Broadridge Financial Solutions, Inc.	29,222,750	3.5%
200,000	Chevron Corporation	28,956,000	3.5%
110,000	Microsoft Corporation	28,251,300	3.4%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	0.8%
Consumer Discretionary	13.6%
Consumer Staples	1.9%
Energy	8.1%
Financials	15.7%
Health Care	8.9%
Industrials	9.9%
Real Estate	8.2%
Technology	30.1%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	2.8%
100.0%

AVE MARIA RISING DIVIDEND FUND

Schedule of Investments

June 30, 2022 (Unaudited)

COMMON STOCKS — 97.2%	Shares	Market Value
Communications — 0.8%
Internet Media & Services — 0.8%
Booking Holdings, Inc. *	4,000	$6,995,960

Consumer Discretionary — 13.6%
Leisure Products — 3.0%
Polaris Industries, Inc.	140,000	13,899,200
Thor Industries, Inc.	150,000	11,209,500
		25,108,700
Retail - Discretionary — 10.6%
Genuine Parts Company	150,000	19,950,000
Lowe’s Companies, Inc.	140,000	24,453,800
RH *	60,000	12,735,600
TJX Companies, Inc. (The)	300,000	16,755,000
Tractor Supply Company	79,500	15,411,075
		89,305,475
Consumer Staples — 1.9%
Beverages — 1.9%
Coca-Cola European Partners plc	300,000	15,483,000

Energy — 8.1%
Oil & Gas Producers — 8.1%
Chevron Corporation	200,000	28,956,000
Pioneer Natural Resources Company	175,000	39,039,000
		67,995,000
Financials — 15.7%
Asset Management — 2.1%
Brookfield Asset Management, Inc. - Class A	400,000	17,788,000

Banking — 4.6%
First Horizon Corporation	500,000	10,930,000
Truist Financial Corporation	575,000	27,272,250
		38,202,250
Insurance — 6.0%
Brown & Brown, Inc.	230,000	13,418,200
Chubb Ltd.	190,000	37,350,200
		50,768,400
Specialty Finance — 3.0%
Fidelity National Financial, Inc.	670,000	24,763,200

Health Care — 8.9%
Health Care Facilities & Services — 5.4%
Chemed Corporation	70,000	32,857,300

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.2% (Continued)	Shares	Market Value
Health Care — 8.9% (Continued)
Health Care Facilities & Services — 5.4% (Continued)
Quest Diagnostics, Inc.	95,000	$12,633,100
		45,490,400
Medical Equipment & Devices — 3.5%
Medtronic plc	330,000	29,617,500

Industrials — 9.9%
Aerospace & Defense — 4.9%
HEICO Corporation - Class A	137,120	14,449,706
Lockheed Martin Corporation	62,500	26,872,500
		41,322,206
Commercial Support Services — 1.6%
Rentokil Initial plc	2,371,000	13,712,380

Electrical Equipment — 1.2%
Roper Technologies, Inc.	25,000	9,866,250

Transportation & Logistics — 2.2%
United Parcel Service, Inc. - Class B	100,000	18,254,000

Real Estate — 8.2%
Real Estate Owners & Developers — 5.3%
Texas Pacific Land Corporation	30,000	44,640,600

REITs — 2.9%
Equinix, Inc.	37,400	24,572,548

Technology — 30.1%
Semiconductors — 3.9%
Texas Instruments, Inc.	215,000	33,034,750

Software — 9.8%
ANSYS, Inc. *	56,000	13,400,240
Microsoft Corporation	110,000	28,251,300
SAP SE	180,000	16,367,872
SS&C Technologies Holdings, Inc.	425,000	24,679,750
		82,699,162
Technology Services — 16.4%
Accenture plc - Class A	93,000	25,821,450
Broadridge Financial Solutions, Inc.	205,000	29,222,750
Jack Henry & Associates, Inc.	114,500	20,612,290

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.2% (Continued)	Shares	Market Value
Technology — 30.1% (Continued)
Technology Services — 16.4% (Continued)
Moody’s Corporation	90,000	$24,477,300
Visa, Inc. - Class A	190,000	37,409,100
		137,542,890

Total Common Stocks (Cost $633,766,012)		$817,162,671

MONEY MARKET FUNDS — 3.0%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 1.01% (a) (Cost $24,820,899)	24,820,899	$24,820,899

Total Investments at Market Value — 100.2% (Cost $658,586,911)		$841,983,570

Liabilities in Excess of Other Assets — (0.2%)		(1,505,305)

Net Assets — 100.0%		$840,478,265

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2022.
See notes to financial statements.

Ave Maria World Equity Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

The Ave Maria World Equity Fund (the “Fund”) had a total return of -19.56% for the six months ended June 30, 2022, compared to the total return of -20.18% for the MSCI ACWI Index.

Large global markets have performed poorly in the first six months of 2022, which has led to negative total returns. China provided the least negative return as measured by the S&P China 500 index, which declined 11.48% in U.S. dollars. More broadly, the emerging markets held up better than the developed markets with the MSCI Emerging Market Index declining 17.63% in U.S. dollars. Japanese stocks, as measured by the Topix 150 declined 19.52% in U.S. dollars. In U.S. dollar terms, stocks in the United States and Europe performed the worst with the S&P 500 Index and S&P Europe 350 Index declining 19.96% and 20.11%, respectively.

The Fund outperformed the MSCI ACWI Index by 1.47% in the second quarter of 2022 primarily through stock selection.

Top contributors to performance during the second quarter of 2022

Coca-Cola Europacific Partners plc	7.42%
Edenred S.A.	-4.01%
Mastercard Incorporated	-11.60%

Top contributors to performance during the first half of 2022

First Horizon Corporation	33.09%
Edenred S.A.	3.93%
Mastercard Incorporated	-11.96%

Coca-Cola Europacific Partners PLC is the largest global Coca-Cola bottler by revenue. The management team has a track record of creating value for shareholders by consolidating and improving the operations of smaller bottlers. The company has been applying the same playbook to Coca-Cola Amatil, an Australian bottler with operations in 6 countries.

Edenred S.A. is the global leader in the employee benefits market. The company offers over 110 programs offering a variety of benefits such as meal vouchers and commuter benefits. The company is benefiting from the work from home/anywhere phenomenon and the need to retain and attract employees.

Mastercard Incorporated is a global technology company in the payments industry. Mastercard benefits from the secular migration away from cash to electronic payments and from the recovery in travel.

AVE MARIA WORLD EQUITY FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

First Horizon Corporation is a leading regional bank that merged with IBERIABANK Corporation in 2020 forming a regional financial services company with 412 branches across 12 southern states. On February 28, 2022, The Toronto-Dominion Bank (TD Bank) reached an agreement with First Horizon Corporation to acquire the bank for $25 per share.

Bottom contributors to performance during the second quarter of 2022

Pioneer Natural Resources Company	-8.43%
Medtronic plc	-18.49%
eDreams ODIGEO S.A.	-39.51%

Bottom contributors to performance during the first half of 2022

IQVIA Holdings Inc.	-23.09%
S&P Global Inc.	-28.27%
eDreams ODIGEO S.A.	-50.91%

IQVIA Holdings, Inc. offers data solutions and clinical research services to life science companies. Approximately half of IQVIA’s revenue comes from its contract research organization (CRO), which provides support to the pharmaceutical and biotechnology industries in the form of research services outsourced on a contract basis. IQVIA continues to win new contracts and grew its backlog to almost $25 billion.

S&P Global Inc. is a data-driven financial services company with leading franchises in the areas of data and analytics, credit rating, commodity insights and indices. S&P Global benefits from several secular trends including the disintermediation of banks, a shift to passive investing, and an increased focus on ESG, Climate & Energy Transition.

eDreams ODIGEO is one of the world’s largest online travel companies and one of the largest European e-commerce businesses. eDreams took a page from Amazon and launched a prime membership service that offers members reduced rates on travel in exchange for a yearly membership fee. In May 2022, eDream’s prime subscribers reached 2.9 million versus 1.2 million in June 2021.

AVE MARIA WORLD EQUITY FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

During the second quarter, the Fund eliminated its positions in Willis Towers Watson Public Limited Company, First Horizon Corporation, and Koninklijke Philips N.V., while initiating new positions in HDFC Bank Limited (Financials), Partners Group Holding AG (Financials), Mirion Technologies (Technology), and International Money Express, Inc. (Financials).

Thank you for being a shareholder in the Ave Maria World Equity Fund.

With best regards,

Anthony W. Gennaro Jr. CFA, CPA	Sean C. Gaffney, CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA WORLD EQUITY FUND

Ten Largest Equity Holdings

June 30, 2022 (Unaudited)

Shares	Company	Market Value	% of Net Assets
16,400	Microsoft Corporation	$4,212,012	5.8%
17,605	Pioneer Natural Resources Company	3,927,323	5.4%
10,000	Mastercard, Inc. - Class A	3,154,800	4.4%
15,500	Chubb Ltd.	3,046,990	4.2%
59,000	Coca-Cola European Partners plc	3,044,990	4.2%
10,500	Accenture plc - Class A	2,915,325	4.0%
6,800	S&P Global, Inc.	2,292,008	3.2%
12,450	Lowe’s Companies, Inc.	2,174,642	3.0%
92,600	AXA S.A. - ADR	2,110,354	2.9%
42,200	Edenred	1,994,264	2.8%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	4.0%
Consumer Discretionary	4.0%
Consumer Staples	4.8%
Energy	8.4%
Financials	17.9%
Health Care	8.8%
Industrials	21.3%
Real Estate	2.2%
Technology	27.9%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	0.7%
100.0%

AVE MARIA WORLD EQUITY FUND

Schedule of Investments

June 30, 2022 (Unaudited)

COMMON STOCKS — 99.3%	Shares	Market Value
Communications — 4.0%
Entertainment Content — 2.0%
Electronic Arts, Inc.	12,000	$1,459,800

Internet Media & Services — 2.0%
eDreams ODIGEO S.A. *	256,500	1,393,480

Consumer Discretionary — 4.0%
Automotive — 1.0%
Ferrari N.V.	4,000	733,920

Retail - Discretionary — 3.0%
Lowe’s Companies, Inc.	12,450	2,174,642

Consumer Staples — 4.8%
Beverages — 4.2%
Coca-Cola European Partners plc	59,000	3,044,990

Food — 0.6%
Mondelez International, Inc. - Class A	6,600	409,794

Energy — 8.4%
Oil & Gas Producers — 8.4%
Chevron Corporation	10,350	1,498,473
Pioneer Natural Resources Company	17,605	3,927,323
Rubis SCA	27,750	651,115
		6,076,911
Financials — 17.9%
Asset Management — 1.6%
Partners Group Holding AG	1,270	1,143,698

Banking — 2.8%
HDFC Bank Ltd. - ADR	16,350	898,596
Truist Financial Corporation	24,500	1,162,035
		2,060,631
Diversified Financial Services — 3.2%
S&P Global, Inc.	6,800	2,292,008

Insurance — 7.1%
AXA S.A. - ADR	92,600	2,110,354
Chubb Ltd.	15,500	3,046,990
		5,157,344

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.3% (Continued)	Shares	Market Value
Financials — 17.9% (Continued)
Specialty Finance — 3.2%
Fidelity National Financial, Inc.	40,950	$1,513,512
International Money Express, Inc. *	38,300	784,001
		2,297,513
Health Care — 8.8%
Biotech & Pharma — 0.8%
Mirion Technologies, Inc. *	100,000	576,000

Health Care Facilities & Services — 2.3%
IQVIA Holdings, Inc. *	7,615	1,652,379

Medical Equipment & Devices — 5.7%
Alcon, Inc.	25,500	1,782,195
Medtronic plc	11,919	1,069,730
Stevanato Group S.p.A	79,381	1,255,014
		4,106,939
Industrials — 21.3%
Aerospace & Defense — 2.2%
Lockheed Martin Corporation	3,750	1,612,350

Commercial Services — 2.8%
Karooooo Ltd. *	25,328	553,417
Teleperformance S.A. - ADR	9,381	1,449,364
		2,002,781
Commercial Support Services — 4.4%
Edenred	42,200	1,994,264
GFL Environmental, Inc.	47,000	1,212,600
		3,206,864
Diversified Industrials — 2.5%
Eaton Corporation plc	14,000	1,763,860

Electrical Equipment — 3.6%
Otis Worldwide Corporation	12,000	848,040
TE Connectivity Ltd.	15,350	1,736,853
		2,584,893
Machinery — 2.6%
ITOCHU Corporation	28,000	754,410
Nidec Corporation	18,285	1,131,605
		1,886,015
Transportation & Logistics — 3.2%
Canadian National Railway Company	10,000	1,124,700

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.3% (Continued)	Shares	Market Value
Industrials — 21.3%
Transportation & Logistics — 3.2% (Continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Series B	83,100	$1,157,920
		2,282,620
Real Estate — 2.2%
Real Estate Services — 1.2%
FirstService Corporation	7,500	909,000

REITs — 1.0%
Equinix, Inc.	1,075	706,297

Technology — 27.9%
IT Services — 0.4%
StoneCo Ltd. - Class A *	40,500	311,850

Semiconductors — 4.2%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	1,716,750
Texas Instruments, Inc.	8,500	1,306,025
		3,022,775
Software — 11.3%
Adobe, Inc. *	3,880	1,420,313
Microsoft Corporation	16,400	4,212,012
SAP SE	20,000	1,818,652
Sapiens International Corporation N.V.	28,052	678,578
		8,129,555
Technology Hardware — 1.6%
Murata Manufacturing Company Ltd.	20,640	1,121,933

Technology Services — 10.4%
Accenture plc - Class A	10,500	2,915,325
Mastercard, Inc. - Class A	10,000	3,154,800
Visa, Inc. - Class A	7,500	1,476,675
		7,546,800

Total Common Stocks (Cost $62,460,715)		$71,667,642

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 0.9%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 1.01% (a) (Cost $673,050)	673,050	$673,050

Total Investments at Market Value — 100.2% (Cost $63,133,765)		$72,340,692

Liabilities in Excess of Other Assets — (0.2%)		(137,018)

Net Assets — 100.0%		$72,203,674

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2022.
See notes to financial statements.

AVE MARIA WORLD EQUITY FUND

Summary of Common Stocks by Country

June 30, 2022 (Unaudited)

Country	Value	% of Net Assets
United States **	$39,672,247	54.9%
France	6,205,097	8.6%
Switzerland	5,972,883	8.3%
Canada	3,246,300	4.5%
United Kingdom	3,044,990	4.2%
Japan	3,007,948	4.2%
Italy	1,988,934	2.8%
Germany	1,818,652	2.5%
Taiwan	1,716,750	2.4%
Spain	1,393,480	2.0%
Mexico	1,157,920	1.6%
India	898,596	1.2%
Israel	678,578	0.9%
Singapore	553,417	0.8%
Brazil	311,850	0.4%
Total	$71,667,642	99.3%

**

Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s Prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside the United States or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase.

See notes to financial statements.

Ave Maria Focused Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

The Ave Maria Focused Fund (AVEAX) (the “Fund”) commenced operations on May 1, 2020. For the first half of 2022, the Fund was down 33.40%, compared to the S&P MidCap 400 Growth Index and the S&P 500 Index, which were down 24.93% and 19.96%, respectively. For the 1-year period, the Fund was down 27.19% compared to the S&P MidCap 400 Growth Index and the S&P 500 Index, which were down 20.50% and down 10.62%, respectively.

	YTD	1 Yr.	Since Inception (annualized)
Ave Maria Focused Fund	-33.40%	-27.19%	2.86%
S&P MidCap 400 Growth Index	-24.93%	-20.50%	13.58%
S&P 500 Index	-19.96%	-10.62%	16.17%

During the first half of 2022, we saw the Federal Reserve remove liquidity from the economy via a combination of short-term interest rate increases and quantitative tightening. This caused a selloff in the markets. Companies with higher growth rates were hit the hardest. The selloff occurred indiscriminately, and great businesses were sold off along with the market; the baby was thrown out with the bathwater, so to speak. This setup is exciting because the Fund was able to deploy capital at attractive valuations throughout the first half of the year. The underlying businesses are performing remarkably well, and we are excited about prospects for the Fund’s holdings. Below is a discussion of some of the Fund’s top holdings, cumulatively representing over 45% of the Fund’s assets.

Digital Bridge Group, Inc.

Digital Bridge is a new holding. The company is an asset manager that invests, through private investment funds, in digital infrastructure assets such as data centers, cellular towers, small cells, fiber and edge installations. Digital Bridge could benefit from multiple tailwinds, including the proliferation of data, which needs infrastructure to transmit, process and store. We took advantage of the recent downward pressure on the stock price to add to the Fund’s position.

eDreams ODIGEO S.A.

This European travel agency has seen its stock hammered, producing a wide spread between the current price and our estimate of intrinsic value. While the situation is frustrating, it is also an opportunity to buy more shares of a wonderful company at a bargain basement price.

AVE MARIA FOCUSED FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

GFL Environmental

GFL Environmental is a growing solid waste management company. In the first quarter of 2022, revenue increased 11.3% on an organic basis and 27.4% including acquisitions. At the company’s investor day in May, the management provided increased free-cash-flow guidance for 2022, 2023 and 2024. It looks very positive.

Texas Pacific Land Corporation

Texas Pacific Land Corporation (TPL) is one of the largest landowners in Texas. The company’s internal operations are performing well with WTI oil prices around $100 per barrel. Furthermore, high oil prices may encourage more drilling which bodes well for TPL’s oil royalties, land easements and its frac water business. Recently, TPL entered a joint venture with a bitcoin miner to place bitcoin mining hardware on TPL’s land and use excess natural gas as a low-cost energy source for the operation. While we are skeptical about the future of bitcoin, we view this venture as TPL gaining a free option on the value of bitcoin.

Microsoft Corporation

Microsoft’s cloud business is nearly half of the company’s revenue and the largest business in Microsoft, with Office 365 being the second largest. The cloud business helps customers save money, so it is somewhat recession-proof. Office 365 allows customers to purchase low annual subscriptions, as opposed to purchasing expensive license agreements every few years. This could keep the revenue stable in a tough economic environment. We believe the company will be able to maintain mid-teen revenue growth for the foreseeable future.

Brown-Forman Corp. – Class A

Brown-Forman is the manufacturer of several spirits, including Jack Daniel’s Tennessee Whiskey, which is the only spirits brand in the world with an average price point above $25.00 per bottle that sells over 10 million cases per year. Brown-Forman has several opportunities for growth. Jack Daniels has a ~35% market share in the developed world and only a ~10% share in the emerging markets. The company has launched several new products in the last five years that are gaining traction. With lockdowns ending globally, on-premises sales growing and international travel recovering, the future looks bright for this iconic company.

AVE MARIA FOCUSED FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

Our confidence in the holdings of the Ave Maria Focused Fund comes from extensive research and our deep knowledge of the holdings and their prospects as businesses.

Thank you for your investment in the Ave Maria Focused Fund.

With best regards,

Chadd M. Garcia, CFA	Adam P. Gaglio, CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA FOCUSED FUND

Ten Largest Equity Holdings

June 30, 2022 (Unaudited)

Shares	Company	Market Value	% of Net Assets
1,336,529	DigitalBridge Group, Inc. - Class A	$6,522,261	14.3%
1,054,378	eDreams ODIEGO S.A.	5,728,090	12.6%
207,896	GFL Environmental, Inc.	5,363,717	11.8%
288,209	API Group Corporation	4,314,488	9.4%
78,708	Brookfield Asset Management*	3,505,492	7.7%
79,654	Green Plains, Inc.	2,164,199	4.7%
290,454	NextDC Ltd.	2,129,670	4.7%
1,382	Texas Pacific Land Corporation	2,056,444	4.5%
7,196	Microsoft Corporation	1,848,149	4.1%
118,805	Archaea Energy, Inc.	1,845,042	4.1%

*	Combination of Brookfield Asset Management, Inc. - Class A and Brookfield Asset Management Reinsurance Partners Ltd. - Class A

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	26.9%
Consumer Discretionary	0.7%
Consumer Staples	3.0%
Energy	8.8%
Financials	7.7%
Health Care	3.9%
Industrials	25.0%
Real Estate	4.5%
Technology	18.1%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	1.4%
100.0%

AVE MARIA FOCUSED FUND

Schedule of Investments

June 30, 2022 (Unaudited)

COMMON STOCKS — 98.6%	Shares	Market Value
Communications — 26.9%
Internet Media & Services — 12.6%
eDreams ODIGEO S.A. *	1,054,378	$5,728,090

Telecommunications — 14.3%
DigitalBridge Group, Inc. - Class A *	1,336,529	6,522,261

Consumer Discretionary — 0.7%
Automotive — 0.7%
Ferrari N.V.	1,744	319,989

Consumer Staples — 3.0%
Beverages — 3.0%
Brown-Forman Corporation - Class A	20,150	1,362,946

Energy — 8.8%
Renewable Energy — 8.8%
Archaea Energy, Inc. *	118,805	1,845,042
Green Plains, Inc. *	79,654	2,164,199
		4,009,241
Financials — 7.7%
Asset Management — 7.7%
Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	48,609	2,166,989
Brookfield Asset Management, Inc. - Class A	30,099	1,338,503
		3,505,492
Health Care — 3.9%
Health Care Facilities & Services — 3.9%
Chemed Corporation	3,846	1,805,274

Industrials — 25.0%
Aerospace & Defense — 3.8%
AMMO, Inc. *	454,600	1,750,210

Commercial Support Services — 11.8%
GFL Environmental, Inc.	207,896	5,363,717

Electrical Equipment — 9.4%
API Group Corporation *	288,209	4,314,488

Real Estate — 4.5%
Real Estate Owners & Developers — 4.5%
Texas Pacific Land Corporation	1,382	2,056,444

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS

(Continued)

COMMON STOCKS — 98.6% (Continued)	Shares	Market Value
Technology — 18.1%
Software — 13.4%
Adobe, Inc. *	4,983	$1,824,077
Autodesk, Inc. *	8,496	1,460,972
Microsoft Corporation	7,196	1,848,149
Tyler Technologies, Inc. *	2,946	979,486
		6,112,684
Technology Hardware — 4.7%
NextDC Ltd. *	290,454	2,129,670

Total Common Stocks (Cost $50,509,400)		$44,980,506

MONEY MARKET FUNDS — 1.5%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 1.01% (a) (Cost $686,554)	686,554	$686,554

Total Investments at Market Value — 100.1% (Cost $51,195,954)		$45,667,060

Liabilities in Excess of Other Assets — (0.1%)		(62,779)

Net Assets — 100.0%		$45,604,281

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2022.
See notes to financial statements.

Ave Maria Bond Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

For the six months ended June 30, 2022, the total return on the Ave Maria Bond Fund (the “Fund”) was -4.81%, compared to the Bloomberg Intermediate U.S. Government/Credit Index at -6.77%.

The Fund’s short-duration profile and high-quality, dividend-paying common stocks were the main drivers of performance over the benchmark index for the first half of 2022. On an individual security basis, the top contributors were the common stocks of First Horizon Corporation (bank), Lockheed Martin Corporation (defense) and Chevron Corporation (integrated oils). The Fund’s weakest performing securities were the common stocks of VF Corporation (apparel & footwear), Watsco, Inc. (industrial wholesale) and Fastenal Co. (industrial wholesale).

The first half of the year saw a large movement in interest rates across the yield curve. The 10-year Treasury started the year yielding 1.4% and ended June yielding 3%. The Federal Reserve (the Fed), to tame inflation, has increased the Fed Funds rate three times this year (0.25%, 0.50% and 0.75%) with the effective rate currently in the 1.50% to 1.75% range. Additionally, in June, the Fed reinstated Quantitative Tightening (QT) in order to reduce the size of its nearly $9 trillion balance sheet. Until inflation is in check, investors are anticipating more tightening in monetary policy for the remainder of the year.

Market turmoil caused corporate credit spreads to increase, as investors demanded additional compensation for risk. In this light, the Fund was able to add high-quality corporate bonds at attractive prices throughout the first half of the year.

In a rising interest rate environment, the Ave Maria Bond Fund will continue to be managed in a conservative manner by keeping bond maturities short and credit quality high. Additionally, the high-quality, dividend-paying common stocks in the Fund continue to offer an attractive combination of income and price appreciation potential.

We appreciate your continued interest in the Ave Maria Bond Fund.

With best regards,

Brandon S. Scheitler	George P. Schwartz, CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA BOND FUND

Ten Largest Holdings*

June 30, 2022 (Unaudited)

Par Value/ Shares	Holding	Market Value	% of Net Assets
$11,461,000	U.S. Treasury Inflation-Protected Notes, 0.500%, due 04/15/24	$11,628,214	2.3%
25,000	Lockheed Martin Corporation	10,749,000	2.2%
$10,601,000	Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,151,841	2.0%
$10,000,000	U.S. Treasury Notes, 1.625%, due 08/31/22	10,000,785	2.0%
$10,000,000	U.S. Treasury Notes, 2.875%, due 11/30/23	9,993,750	2.0%
$10,000,000	U.S. Treasury Notes, 2.125%, due 11/30/24	9,801,953	2.0%
$10,000,000	U.S. Treasury Notes, 0.375%, due 04/15/24	9,553,906	1.9%
$10,000,000	U.S. Treasury Notes, 0.500%, due 03/31/25	9,342,578	1.9%
100,000	Exxon Mobil Corporation	8,564,000	1.7%
58,000	Chevron Corporation	8,397,240	1.7%

*	Excludes cash equivalents.

Asset Allocation (Unaudited)

% of Net Assets
U.S. GOVERNMENT & AGENCIES	23.2%

CORPORATE BONDS
Sector
Communications	1.1%
Consumer Discretionary	5.7%
Consumer Staples	9.2%
Energy	3.4%
Financials	2.3%
Health Care	1.8%
Industrials	6.4%
Materials	2.0%
Technology	18.5%

COMMON STOCKS
Sector
Consumer Discretionary	1.9%
Consumer Staples	1.6%
Energy	3.4%
Financials	2.2%
Health Care	1.6%
Industrials	5.3%
Real Estate	1.6%
Technology	1.1%

MONEY MARKET FUNDS, OTHER ASSETS IN EXCESS OF LIABILITIES	7.7%
100.0%

AVE MARIA BOND FUND

Schedule of Investments

June 30, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES — 23.2%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes — 12.1% (a)
0.625%, due 04/15/23	$6,284,034	$6,392,286
0.500%, due 04/15/24	11,461,000	11,628,214
2.375%, due 01/15/25	4,600,440	4,876,556
0.625%, due 01/15/26	6,082,550	6,159,711
2.000%, due 01/15/26	4,369,080	4,633,230
0.125%, due 04/15/26	5,511,050	5,467,851
0.375%, due 01/15/27	4,666,818	4,657,460
0.375%, due 07/15/27	7,680,790	7,670,889
0.500%, due 01/15/28	5,859,250	5,833,921
0.750%, due 07/15/28	2,878,850	2,908,201
		60,228,319
U.S. Treasury Notes — 11.1%
1.875%, due 07/31/22	2,500,000	2,501,497
1.625%, due 08/31/22	10,000,000	10,000,785
2.875%, due 11/30/23	10,000,000	9,993,750
0.375%, due 04/15/24	10,000,000	9,553,906
2.125%, due 11/30/24	10,000,000	9,801,953
0.500%, due 03/31/25	10,000,000	9,342,578
2.750%, due 08/31/25	4,000,000	3,968,438
		55,162,907
Total U.S. Government & Agencies (Cost $120,722,084)		$115,391,226

CORPORATE BONDS — 50.4%	Par Value	Market Value
Communications — 1.1%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,620,627

Consumer Discretionary — 5.7%
Lowe’s Companies, Inc., 3.125%, due 09/15/24	800,000	792,271
Lowe’s Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,475,472
Lowe’s Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,837,520
Lowe’s Companies, Inc., 3.100%, due 05/03/27	5,000,000	4,768,700
Lowe’s Companies, Inc., 1.700%, due 10/15/30	925,000	743,833
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	2,950,737
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	4,651,379
TJX Companies, Inc. (The), 2.500%, due 05/15/23	2,000,000	1,997,028
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,426,000	3,216,280
TJX Companies, Inc. (The), 1.150%, due 05/15/28	2,000,000	1,699,372
TJX Companies, Inc. (The), 3.875%, due 04/15/30	1,312,000	1,279,348
VF Corporation, 2.400%, due 04/23/25	650,000	624,283
VF Corporation, 2.800%, due 04/23/27	1,200,000	1,126,963
		28,163,186

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 50.4% (Continued)	Par Value	Market Value
Consumer Staples — 9.2%
Coca-Cola Company (The), 1.450%, due 06/01/27	$7,952,000	$7,207,509
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	863,259
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,386,795
Colgate-Palmolive Company, 2.250%, due 11/15/22	500,000	499,068
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,663,000	2,649,231
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	793,371
Hershey Company (The), 2.625%, due 05/01/23	4,536,000	4,519,835
Hershey Company (The), 3.375%, due 05/15/23	500,000	499,040
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,110,938
Hershey Company (The), 0.900%, due 06/01/25	7,450,000	6,904,973
Hershey Company (The), 3.200%, due 08/21/25	645,000	637,697
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,902,367
Hormel Foods Corporation, 1.700%, due 06/03/28	895,000	790,716
Hormel Foods Corporation, 1.800%, due 06/11/30	1,763,000	1,481,919
JM Smucker Company, 3.375%, due 12/15/27	3,750,000	3,589,928
Kimberly-Clark Corporation, 2.400%, due 06/01/23	440,000	436,580
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,097,460
Kimberly-Clark Corporation, 2.750%, due 02/15/26	1,343,000	1,301,369
Kimberly-Clark Corporation, 1.050%, due 09/15/27	4,097,000	3,582,624
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,488,608
		45,743,287
Energy — 3.4%
Chevron Corporation, 2.895%, due 03/03/24	1,824,000	1,820,678
Chevron Corporation, 3.900%, due 11/15/24	550,000	556,709
Chevron Corporation, 2.954%, due 05/16/26	1,450,000	1,414,766
Chevron Corporation, 1.995%, due 05/11/27	5,840,000	5,376,263
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,635,038
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,583,739
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	976,984
Pioneer Natural Resources, 1.125%, due 01/15/26	1,928,000	1,724,611
Pioneer Natural Resources, 1.900%, due 08/15/30	1,330,000	1,089,033
		17,177,821
Financials — 2.3%
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,236,893
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	500,000	489,555
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,506,888
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,181,067
U.S. Bancorp, 3.375%, due 02/05/24	1,000,000	998,435
		11,412,838

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 50.4% (Continued)	Par Value	Market Value
Health Care — 1.8%
Stryker Corporation, 3.375%, due 05/15/24	$5,500,000	$5,475,443
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	1,008,916
Stryker Corporation, 3.500%, due 03/15/26	2,468,000	2,424,767
		8,909,126
Industrials — 6.4%
3M Company, 2.250%, due 03/15/23	3,000,000	2,976,197
Hubbell, Inc., 3.150%, due 08/15/27	4,180,000	3,952,210
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,460,581
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,151,841
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,850,394
PACCAR Financial Corporation, 1.800%, due 02/06/25	350,000	334,785
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	755,859
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	462,134
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,329,686
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	989,094
United Parcel Service, Inc., 2.400%, due 11/15/26	2,869,000	2,726,569
		31,989,350
Materials — 2.0%
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,198,201
Ecolab, Inc., 3.250%, due 12/01/27	3,676,000	3,587,270
		9,785,471
Technology — 18.5%
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,500,000	5,702,407
Cisco Systems, Inc., 2.600%, due 02/28/23	2,475,000	2,467,945
Cisco Systems, Inc., 3.625%, due 03/04/24	3,500,000	3,519,415
Cisco Systems, Inc., 3.500%, due 06/15/25	5,000,000	5,003,315
Cisco Systems, Inc., 2.950%, due 02/28/26	1,000,000	982,277
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	2,962,520
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	3,856,198
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,428,911
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,954,301
Mastercard, Inc., 3.300%, due 03/26/27	5,199,000	5,115,966
Mastercard, Inc., 3.500%, due 02/26/28	450,000	444,516
Microsoft Corporation, 2.400%, due 08/08/26	5,750,000	5,533,221
Microsoft Corporation, 3.300%, due 02/06/27	5,320,000	5,293,303
Moody’s Corporation, 2.625%, due 01/15/23	5,122,000	5,111,004
Moody’s Corporation, 4.875%, due 02/15/24	1,500,000	1,529,715
Moody’s Corporation, 3.250%, due 01/15/28	5,550,000	5,261,928
Moody’s Corporation, 4.250%, due 02/01/29	5,000,000	4,958,858
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,487,227
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,099,308
Texas Instruments, Inc., 2.900%, due 11/03/27	740,000	708,966
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	1,003,100

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 50.4% (Continued)	Par Value	Market Value
Technology — 18.5% (Continued)
Texas Instruments, Inc., 1.750%, due 05/04/30	$4,880,000	$4,195,013
Visa, Inc., 2.150%, due 09/15/22	4,000,000	3,998,477
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,861,043
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,560,179
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,792,084
		91,831,197

Total Corporate Bonds (Cost $266,323,926)		$250,632,903

COMMON STOCKS — 18.7%	Shares	Market Value
Consumer Discretionary — 1.9%
Apparel & Textile Products — 0.6%
VF Corporation	70,000	$3,091,900

Retail - Discretionary — 1.3%
Genuine Parts Company	49,300	6,556,900

Consumer Staples — 1.6%
Beverages — 1.6%
Coca-Cola European Partners plc	150,000	7,741,500

Energy — 3.4%
Oil & Gas Producers — 3.4%
Chevron Corporation	58,000	8,397,240
Exxon Mobil Corporation	100,000	8,564,000
		16,961,240
Financials — 2.2%
Banking — 1.5%
First Horizon Corporation	85,500	1,869,030
Truist Financial Corporation	119,000	5,644,170
		7,513,200
Specialty Finance — 0.7%
Fidelity National Financial, Inc.	90,000	3,326,400

Health Care — 1.6%
Medical Equipment & Devices — 1.6%
Medtronic plc	89,000	7,987,750

Industrials — 5.3%
Aerospace & Defense — 2.2%
Lockheed Martin Corporation	25,000	10,749,000

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 18.7% (Continued)	Shares	Market Value
Industrials — 5.3% (Continued)
Industrial Support Services — 2.2%
Fastenal Company	106,000	$5,291,520
Watsco, Inc.	24,000	5,731,680
		11,023,200
Transportation & Logistics — 0.9%
United Parcel Service, Inc. - Class B	25,000	4,563,500

Real Estate — 1.6%
Real Estate Owners & Developers — 1.6%
Texas Pacific Land Corporation	5,400	8,035,308

Technology — 1.1%
Semiconductors — 1.1%
Texas Instruments, Inc.	37,000	5,685,050

Total Common Stocks (Cost $72,407,441)		93,234,948

MONEY MARKET FUNDS — 7.3%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 1.01% (b)	23,729,456	$23,729,456
Federated Hermes Treasury Obligations Fund - Institutional Shares, 1.37% (b)	12,376,710	12,376,710
Total Money Market Funds (Cost $36,106,166)		$36,106,166

Total Investments at Market Value — 99.6% (Cost $495,559,617)		$495,365,243

Other Assets in Excess of Liabilities — 0.4%		1,850,038

Net Assets — 100.0%		$497,215,281

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of June 30, 2022.
See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
ASSETS
Investment securities:
At cost	$261,156,224	$618,690,096	$658,586,911
At market value (Note 1)	$310,051,517	$757,166,614	$841,983,570
Cash	22,848	85,475	47,600
Receivable for capital shares sold	141,600	156,290	429,164
Receivable for investment securities sold	—	3,446,041	—
Dividends receivable	58,693	118,844	787,839
Tax reclaims receivable	5,400	60,548	52,443
Other assets	21,840	33,927	32,395
TOTAL ASSETS	310,301,898	761,067,739	843,333,011

LIABILITIES
Distribution payable	—	—	479,019
Payable for capital shares redeemed	32,730	284,417	572,152
Payable for investment securities purchased	1,829,115	—	—
Payable to Adviser (Note 2)	622,964	1,577,145	1,684,931
Payable to administrator (Note 2)	26,788	65,057	71,359
Other accrued expenses	21,654	42,053	47,285
TOTAL LIABILITIES	2,533,251	1,968,672	2,854,746

NET ASSETS	$307,768,647	$759,099,067	$840,478,265

NET ASSETS CONSIST OF:
Paid-in capital	$241,548,844	$582,155,754	$620,493,160
Accumulated earnings	66,219,803	176,943,313	219,985,105
NET ASSETS	$307,768,647	$759,099,067	$840,478,265
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	14,578,210	22,467,372	44,232,558
Net asset value, offering price and redemption price per share (Note 1)	$21.11	$33.79	$19.00

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
ASSETS
Investment securities:
At cost	$63,133,765	$51,195,954	$495,559,617
At market value (Note 1)	$72,340,692	$45,667,060	$495,365,243
Cash	13,794	10,007	—
Receivable for capital shares sold	18,074	8,443	279,625
Receivable for investment securities sold	—	231,938	—
Dividends and interest receivable	58,695	3,943	2,248,423
Tax reclaims receivable	17,072	—	—
Other assets	17,311	16,004	30,618
TOTAL ASSETS	72,465,638	45,937,395	497,923,909

LIABILITIES
Distribution payable	—	—	89,357
Payable for capital shares redeemed	54,684	25,789	237,068
Payable for investment securities purchased	—	186,612	—
Payable to Adviser (Note 2)	185,532	102,666	313,139
Payable to administrator (Note 2)	6,291	4,074	36,852
Other accrued expenses	15,457	13,973	32,212
TOTAL LIABILITIES	261,964	333,114	708,628

NET ASSETS	$72,203,674	$45,604,281	$497,215,281

NET ASSETS CONSIST OF:
Paid-in capital	$61,022,634	$53,183,697	$491,356,809
Accumulated earnings (deficit)	11,181,040	(7,579,416)	5,858,472
NET ASSETS	$72,203,674	$45,604,281	$497,215,281
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,683,672	4,503,715	43,146,704
Net asset value, offering price and redemption price per share (Note 1)	$15.42	$10.13	$11.52

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
INVESTMENT INCOME
Dividends	$3,349,134	$5,179,706	$10,339,068
Foreign withholding taxes on dividends	(25,914)	(274,692)	(95,865)
TOTAL INVESTMENT INCOME	3,323,220	4,905,014	10,243,203

EXPENSES
Investment advisory fees (Note 2)	1,219,213	3,323,133	3,405,816
Administration, accounting and transfer agent fees (Note 2)	162,705	442,769	454,054
Trustees’ fees and expenses (Note 2)	27,097	78,860	76,872
Postage and supplies	24,561	51,823	44,883
Registration and filing fees	19,585	26,143	25,177
Audit and tax services fees	16,030	27,876	29,265
Legal fees	18,493	18,493	18,493
Custodian and bank service fees	10,716	26,060	31,376
Shareholder reporting expenses	8,089	14,263	12,662
Advisory board fees and expenses (Note 2)	5,001	15,215	14,422
Insurance expense	7,011	7,727	9,494
Compliance service fees and expenses (Note 2)	2,567	6,614	7,100
Other expenses	13,512	27,671	26,308
TOTAL EXPENSES	1,534,580	4,066,647	4,155,922

NET INVESTMENT INCOME	1,788,640	838,367	6,087,281

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	15,535,870	37,787,302	36,622,337
Net realized losses from foreign currency transactions (Note 1)	—	—	(5,499)
Net change in unrealized appreciation (depreciation) on investments	(49,825,564)	(297,196,165)	(165,637,995)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	(1,074)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(34,289,694)	(259,408,863)	(129,022,231)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,501,054)	$(258,570,496)	$(122,934,950)

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
INVESTMENT INCOME
Dividends	$1,123,782	$115,195	$1,521,892
Foreign withholding taxes on dividends	(93,433)	(3,447)	—
Interest	—	—	4,760,803
TOTAL INVESTMENT INCOME	1,030,349	111,748	6,282,695

EXPENSES
Investment advisory fees (Note 2)	375,504	220,523	621,897
Administration, accounting and transfer agent fees (Note 2)	42,322	26,956	224,906
Trustees’ fees and expenses (Note 2)	7,548	5,051	40,984
Postage and supplies	7,518	3,566	19,954
Registration and filing fees	18,556	15,660	27,737
Audit and tax services fees	10,159	9,504	20,440
Legal fees	18,493	18,493	18,493
Custodian and bank service fees	8,793	7,710	15,605
Shareholder reporting expenses	3,491	2,345	6,540
Advisory board fees and expenses (Note 2)	1,377	919	7,614
Insurance expense	3,256	1,098	7,121
Compliance service fees and expenses (Note 2)	638	408	3,922
Other expenses	10,855	8,621	24,668
TOTAL EXPENSES	508,510	320,854	1,039,881
Previous investment advisory fee reductions recouped by the Adviser (Note 2)	20,466	—	—
NET EXPENSES	528,976	320,854	1,039,881

NET INVESTMENT INCOME (LOSS)	501,373	(209,106)	5,242,814

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from investment transactions	2,655,401	(1,829,167)	6,066,458
Net realized losses from foreign currency transactions (Note 1)	(5,181)	(3,143)	—
Net change in unrealized appreciation (depreciation) on investments	(21,589,768)	(20,133,376)	(36,087,524)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(48)	—	—
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(18,939,596)	(21,965,686)	(30,021,066)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,438,223)	$(22,174,792)	$(24,778,252)

See notes to financial statements.

Ave Maria Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment income	$1,788,640	$806,006
Net realized gains from investment transactions	15,535,870	23,775,668
Net change in unrealized appreciation (depreciation) on investments	(49,825,564)	38,344,817
Net increase (decrease) in net assets resulting from operations	(32,501,054)	62,926,491

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(24,583,788)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	32,628,270	54,244,398
Reinvestment of distributions to shareholders	—	23,535,894
Payments for shares redeemed	(20,211,560)	(39,517,457)
Net increase in net assets from capital share transactions	12,416,710	38,262,835

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,084,344)	76,605,538

NET ASSETS
Beginning of period	327,852,991	251,247,453
End of period	$307,768,647	$327,852,991

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,431,559	2,253,604
Shares issued in reinvestment of distributions to shareholders	—	1,012,296
Shares redeemed	(894,469)	(1,679,840)
Net increase in shares outstanding	537,090	1,586,060
Shares outstanding, beginning of period	14,041,120	12,455,060
Shares outstanding, end of period	14,578,210	14,041,120

See notes to financial statements.

Ave Maria Growth Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment income (loss)	$838,367	$(1,291,040)
Net realized gains from investment transactions	37,787,302	116,613,780
Net change in unrealized appreciation (depreciation) on investments	(297,196,165)	44,578,192
Net increase (decrease) in net assets resulting from operations	(258,570,496)	159,900,932

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(115,484,450)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	65,987,700	171,537,812
Reinvestment of distributions to shareholders	—	109,358,524
Payments for shares redeemed	(114,633,999)	(207,744,366)
Net increase (decrease) in net assets from capital share transactions	(48,646,299)	73,151,970

TOTAL INCREASE (DECREASE) IN NET ASSETS	(307,216,795)	117,568,452

NET ASSETS
Beginning of period	1,066,315,862	948,747,410
End of period	$759,099,067	$1,066,315,862

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,697,962	3,631,484
Shares issued in reinvestment of distributions to shareholders	—	2,438,861
Shares redeemed	(3,023,408)	(4,488,041)
Net increase (decrease) in shares outstanding	(1,325,446)	1,582,304
Shares outstanding, beginning of period	23,792,818	22,210,514
Shares outstanding, end of period	22,467,372	23,792,818

See notes to financial statements.

Ave Maria Rising Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment income	$6,087,281	$8,372,463
Net realized gains from investment transactions	36,622,337	85,250,805
Net realized gains (losses) from foreign currency transactions (Note 1)	(5,499)	14,111
Net change in unrealized appreciation (depreciation) on investments	(165,637,995)	112,600,350
Net change in unrealized appreciation (depreciation) on foreign currency translation	(1,074)	—
Net increase (decrease) in net assets resulting from operations	(122,934,950)	206,237,729

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(6,124,976)	(93,627,002)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	75,056,390	136,128,629
Reinvestment of distributions to shareholders	5,403,952	84,010,186
Payments for shares redeemed	(75,064,347)	(226,134,530)
Net increase (decrease) in net assets from capital share transactions	5,395,995	(5,995,715)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(123,663,931)	106,615,012

NET ASSETS
Beginning of period	964,142,196	857,527,184
End of period	$840,478,265	$964,142,196

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	3,608,316	6,197,924
Shares issued in reinvestment of distributions to shareholders	272,904	3,834,822
Shares redeemed	(3,633,134)	(10,391,053)
Net increase (decrease) in shares outstanding	248,086	(358,307)
Shares outstanding, beginning of period	43,984,472	44,342,779
Shares outstanding, end of period	44,232,558	43,984,472

See notes to financial statements.

Ave Maria World Equity Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment income	$501,373	$319,816
Net realized gains from investment transactions	2,655,401	2,211,616
Net realized losses from foreign currency transactions (Note 1)	(5,181)	(1,869)
Net change in unrealized appreciation (depreciation) on investments	(21,589,768)	12,433,990
Net change in unrealized appreciation (depreciation) on foreign currency translation	(48)	(23)
Net increase (decrease) in net assets resulting from operations	(18,438,223)	14,963,530

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(318,409)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,771,277	21,926,581
Reinvestment of distributions to shareholders	—	294,907
Payments for shares redeemed	(10,037,176)	(13,189,467)
Net increase (decrease) in net assets from capital share transactions	(2,265,899)	9,032,021

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,704,122)	23,677,142

NET ASSETS
Beginning of period	92,907,796	69,230,654
End of period	$72,203,674	$92,907,796

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	440,854	1,229,440
Shares issued in reinvestment of distributions to shareholders	—	15,400
Shares redeemed	(604,106)	(754,670)
Net increase (decrease) in shares outstanding	(163,252)	490,170
Shares outstanding, beginning of period	4,846,924	4,356,754
Shares outstanding, end of period	4,683,672	4,846,924

See notes to financial statements.

Ave Maria Focused Fund

StatementS of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment loss	$(209,106)	$(400,468)
Net realized gains (losses) from investment transactions	(1,829,167)	3,218,225
Net realized losses from foreign currency transactions (Note 1)	(3,143)	(24,235)
Net change in unrealized appreciation (depreciation) on investments	(20,133,376)	9,158,451
Net increase (decrease) in net assets resulting from operations	(22,174,792)	11,951,973

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(2,771,641)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,187,788	22,081,280
Reinvestment of distributions to shareholders	—	2,717,423
Payments for shares redeemed	(3,884,715)	(4,819,301)
Net increase in net assets from capital share transactions	4,303,073	19,979,402

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,871,719)	29,159,734

NET ASSETS
Beginning of period	63,476,000	34,316,266
End of period	$45,604,281	$63,476,000

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	653,226	1,585,440
Shares issued in reinvestment of distributions to shareholders	—	179,131
Shares redeemed	(321,462)	(353,210)
Net increase in shares outstanding	331,764	1,411,361
Shares outstanding, beginning of period	4,171,951	2,760,590
Shares outstanding, end of period	4,503,715	4,171,951

See notes to financial statements.

Ave Maria Bond Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment income	$5,242,814	$7,625,144
Net realized gains from investment transactions	6,066,458	3,569,186
Net change in unrealized appreciation (depreciation) on investments	(36,087,524)	7,105,083
Net increase (decrease) in net assets resulting from operations	(24,778,252)	18,299,413

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(5,256,426)	(10,958,224)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	78,769,790	165,249,090
Reinvestment of distributions to shareholders	4,786,074	9,927,737
Payments for shares redeemed	(59,073,664)	(100,626,525)
Net increase in net assets from capital share transactions	24,482,200	74,550,302

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,552,478)	81,891,491

NET ASSETS
Beginning of period	502,767,759	420,876,268
End of period	$497,215,281	$502,767,759

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	6,639,883	13,393,881
Shares issued in reinvestment of distributions to shareholders	404,919	807,671
Shares redeemed	(4,996,924)	(8,192,081)
Net increase in shares outstanding	2,047,878	6,009,471
Shares outstanding, beginning of period	41,098,826	35,089,355
Shares outstanding, end of period	43,146,704	41,098,826

See notes to financial statements.

Ave Maria Value Fund

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$23.35		$20.17	$19.68	$17.19	$20.88	$19.12

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.06	0.09	0.01	(0.03)	(0.06)
Net realized and unrealized gains (losses) on investments	(2.36)		5.00	1.12	3.52	(1.81)	3.46
Total from investment operations	(2.24)		5.06	1.21	3.53	(1.84)	3.40

Less distributions from:
Net investment income	—		(0.06)	(0.09)	(0.01)	—	—
Net realized gains on investments	—		(1.82)	(0.63)	(1.03)	(1.85)	(1.64)
Total distributions	—		(1.88)	(0.72)	(1.04)	(1.85)	(1.64)

Net asset value at end of period	$21.11		$23.35	$20.17	$19.68	$17.19	$20.88

Total return (a)	(9.59	%)(b)	25.15%	6.16%	20.52%	(8.75%)	17.73%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$307,769		$327,853	$251,247	$247,743	$211,481	$249,892

Ratio of total expenses to average net assets	0.94	%(c)	0.96%	1.05%	1.11%	1.18%	1.19%

Ratio of net investment income (loss) to average net assets	1.10	%(c)	0.27%	0.52%	0.04%	(0.13%)	(0.32%)

Portfolio turnover rate	18	%(b)	20%	68%	40%	43%	40%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria Growth Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$44.82		$42.72	$38.00	$28.19		$30.80	$26.44

Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.05)	(0.06)	0.00	(a)	0.06	0.03
Net realized and unrealized gains (losses) on investments	(11.07)		7.55	7.03	10.45		(0.63)	7.22
Total from investment operations	(11.03)		7.50	6.97	10.45		(0.57)	7.25

Less distributions from:
Net investment income	—		—	—	(0.00	)(a)	(0.06)	(0.03)
Net realized gains on investments	—		(5.40)	(2.25)	(0.64)		(1.98)	(2.86)
Total distributions	—		(5.40)	(2.25)	(0.64)		(2.04)	(2.89)

Net asset value at end of period	$33.79		$44.82	$42.72	$38.00		$28.19	$30.80

Total return (b)	(24.61	%)(c)	17.55%	18.37%	37.09%		(1.80%)	27.36%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$759,099		$1,066,316	$948,747	$854,764		$577,806	$482,515

Ratio of total expenses to average net assets	0.92	%(d)	0.90%	0.91%	0.94%		0.95%	1.08%

Ratio of net investment income (loss) to average net assets	0.19	%(d)	(0.13%)	(0.16%)	0.00	%(e)	0.19%	0.10%

Portfolio turnover rate	16	%(c)	25%	26%	15%		33%	26%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Percentage rounds to less than 0.01%.
See notes to financial statements.

Ave Maria Rising Dividend Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$21.92		$19.34	$18.68	$15.83	$18.44	$16.79

Income (loss) from investment operations:
Net investment income	0.14		0.20	0.21	0.23	0.24	0.20
Net realized and unrealized gains (losses) on investments and foreign currencies	(2.92)		4.69	0.95	4.12	(1.13)	2.62
Total from investment operations	(2.78)		4.89	1.16	4.35	(0.89)	2.82

Less distributions from:
Net investment income	(0.14)		(0.20)	(0.21)	(0.23)	(0.25)	(0.20)
Net realized gains on investments	—		(2.11)	(0.29)	(1.27)	(1.47)	(0.97)
Total distributions	(0.14)		(2.31)	(0.50)	(1.50)	(1.72)	(1.17)

Net asset value at end of period	$19.00		$21.92	$19.34	$18.68	$15.83	$18.44

Total return (a)	(12.71	%)(b)	25.35%	6.45%	27.58%	(4.80%)	16.82%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$840,478		$964,142	$857,527	$953,085	$780,811	$970,109

Ratio of total expenses to average net assets	0.92	%(c)	0.90%	0.92%	0.93%	0.93%	0.92%

Ratio of net investment income to average net assets	1.34	%(c)	0.90%	1.21%	1.23%	1.25%	1.12%

Portfolio turnover rate	7	%(b)	21%	38%	30%	31%	26%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria World Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$19.17		$15.89	$15.99	$13.10	$15.08	$13.18

Income (loss) from investment operations:
Net investment income	0.11		0.07	0.08	0.11	0.15	0.07
Net realized and unrealized gains (losses) on investments and foreign currencies	(3.86)		3.28	(0.10)	3.51	(1.49)	2.29
Total from investment operations	(3.75)		3.35	(0.02)	3.62	(1.34)	2.36

Less distributions from:
Net investment income	—		(0.07)	(0.08)	(0.11)	(0.15)	(0.07)
Net realized gains on investments	—		—	—	(0.62)	(0.49)	(0.39)
Total distributions	—		(0.07)	(0.08)	(0.73)	(0.64)	(0.46)

Net asset value at end of period	$15.42		$19.17	$15.89	$15.99	$13.10	$15.08

Total return (a)	(19.56	%)(b)	21.06%	(0.15%)	27.66%	(8.87%)	17.88%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$72,204		$92,908	$69,231	$73,902	$57,044	$62,170

Ratio of total expenses to average net assets	1.20	%(c)	1.22%	1.26%	1.29%	1.34%	1.41%

Ratio of net expenses to average net assets (d)	1.25	%(c)	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of net investment income to average net assets (d)	1.19	%(c)	0.40%	0.51%	0.77%	0.98%	0.50%

Portfolio turnover rate	11	%(b)	16%	43%	37%	33%	29%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Focused Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020(a)
Net asset value at beginning of period	$15.21		$12.43		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.10)		(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	(5.03)		3.57		2.50
Total from investment operations	(5.08)		3.47		2.47

Less distributions from:
Net realized gains on investments	—		(0.69)		(0.04)

Net asset value at end of period	$10.13		$15.21		$12.43

Total return (b)	(33.40	%)(c)	27.96%		24.71	%(c)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$45,604		$63,476		$34,316

Ratio of total expenses to average net assets	1.19	%(d)	1.21%		1.29	%(d)

Ratio of net expenses to average net assets	1.19	%(d)	1.23	%(e)	1.25	%(d)(e)

Ratio of net investment loss to average net assets	(0.78	%)(d)	(0.82	%)(e)	(0.54	%)(d)(e)

Portfolio turnover rate	35	%(c)	27%		16	%(c)

(a)	Represents the period from the commencement of operations (May 1, 2020) through December 31, 2020.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value at beginning of period	$12.23		$11.99	$11.64	$11.11	$11.42	$11.19

Income (loss) from investment operations:
Net investment income	0.12		0.20	0.22	0.22	0.19	0.17
Net realized and unrealized gains (losses) on investments	(0.71)		0.33	0.42	0.70	(0.14)	0.30
Total from investment operations	(0.59)		0.53	0.64	0.92	0.05	0.47

Less distributions from:
Net investment income	(0.12)		(0.20)	(0.22)	(0.22)	(0.19)	(0.17)
Net realized gains on investments	—		(0.09)	(0.07)	(0.17)	(0.17)	(0.07)
Total distributions	(0.12)		(0.29)	(0.29)	(0.39)	(0.36)	(0.24)

Net asset value at end of period	$11.52		$12.23	$11.99	$11.64	$11.11	$11.42

Total return (a)	(4.81	%)(b)	4.38%	5.60%	8.30%	0.41%	4.16%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$497,215		$502,768	$420,876	$394,850	$323,716	$307,234

Ratio of total expenses to average net assets	0.42	%(c)	0.43%	0.47%	0.49%	0.50%	0.50%

Ratio of net investment income to average net assets	2.11	%(c)	1.66%	1.87%	1.91%	1.68%	1.47%

Portfolio turnover rate	9	%(b)	25%	47%	31%	26%	19%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Notes to Financial Statements

June 30, 2022 (Unaudited)

1. Organization and Significant Accounting Policies

The Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Focused Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series, except for the Ave Maria Focused Fund, which is a non-diversified series, of the Schwartz Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992.

The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation from equity investments in U.S. and non-U.S. companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Focused Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income in corporate debt and equity securities that do not violate core values and teachings of the Roman Catholic Church.

See the Funds’ Prospectus for information regarding the investment strategies of each Fund.

Shares of each Fund are sold at net asset value (“NAV”). To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share for each Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of investments – Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the security is principally traded closes early; or (iii) trading of the security is halted during the day and does not resume prior to a Fund’s NAV calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The Funds’ foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board of Trustees has authorized the Funds to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

U.S. Government & Agencies and Corporate Bonds held by the Funds, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

The following is a summary of the Funds’ investments and the levels assigned to the investments, by security type, as of June 30, 2022:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$293,187,859	$1,772,410	$—	$294,960,269
Money Market Funds	15,091,248	—	—	15,091,248
Total	$308,279,107	$1,772,410	$—	$310,051,517

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$756,509,212	$—	$—	$756,509,212
Money Market Funds	657,402	—	—	657,402
Total	$757,166,614	$—	$—	$757,166,614

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$787,082,419	$30,080,252	$—	$817,162,671
Money Market Funds	24,820,899	—	—	24,820,899
Total	$811,903,318	$30,080,252	$—	$841,983,570

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$61,658,485	$10,009,157	$—	$71,667,642
Money Market Funds	673,050	—	—	673,050
Total	$62,331,535	$10,009,157	$—	$72,340,692

Ave Maria Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$37,122,746	$7,857,760	$—	$44,980,506
Money Market Funds	686,554	—	—	686,554
Total	$37,809,300	$7,857,760	$—	$45,667,060

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$115,391,226	$—	$115,391,226
Corporate Bonds	—	250,632,903	—	250,632,903
Common Stocks	93,234,948	—	—	93,234,948
Money Market Funds	36,106,166	—	—	36,106,166
Total	$129,341,114	$366,024,129	$—	$495,365,243

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Funds as of or during the six months ended June 30, 2022.

(b) Income taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2022:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Federal income tax cost	$261,156,224	$618,690,096	$658,586,911
Gross unrealized appreciation	$77,223,290	$247,845,311	$221,243,448
Gross unrealized depreciation	(28,327,997)	(109,368,793)	(37,846,789)
Net unrealized appreciation	48,895,293	138,476,518	183,396,659
Net unrealized depreciation on foreign currency translation	—	—	(1,074)
Accumulated ordinary income (loss)	1,788,640	838,367	(32,817)
Other gains	15,535,870	37,628,428	36,622,337
Accumulated earnings	$66,219,803	$176,943,313	$219,985,105

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Federal income tax cost	$63,133,765	$51,429,327	$495,559,617
Gross unrealized appreciation	$16,786,121	$2,235,467	$24,610,862
Gross unrealized depreciation	(7,579,194)	(7,997,734)	(24,805,236)
Net unrealized appreciation (depreciation)	9,206,927	(5,762,267)	(194,374)
Net unrealized depreciation on foreign currency translation	(71)	—	—
Accumulated ordinary income (loss)	496,192	(212,249)	(13,612)
Capital loss carryforwards	(1,177,409)	—	—
Other gains (losses)	2,655,401	(1,604,900)	6,066,458
Accumulated earnings (deficit)	$11,181,040	$(7,579,416)	$5,858,472

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the Ave Maria Focused Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales. There is no difference between the federal income tax cost and the financial statement cost of portfolio investments for the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund as of June 30, 2022.

As of December 31, 2021, the Ave Maria World Equity Fund had a short-term capital loss carryforward of $1,177,409 for federal income tax purposes, which may be carried forward indefinitely. This capital loss carryforward is available to offset net realized gains in the current and future years, thereby reducing future taxable gains distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

(c) Investment transactions and investment income – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

accretion of discounts. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions – Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended June 30, 2022 and December 31, 2021 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
Ave Maria Value Fund:
June 30, 2022	$—	$—	$—
December 31, 2021	$2,384,142	$22,197,532	$24,581,674
Ave Maria Growth Fund:
June 30, 2022	$—	$—	$—
December 31, 2021	$10,716,636	$104,764,978	$115,481,614
Ave Maria Rising Dividend Fund:
June 30, 2022	$6,124,976	$—	$6,124,976
December 31, 2021	$17,038,866	$76,588,136	$93,627,002
Ave Maria World Equity Fund:
June 30, 2022	$—	$—	$—
December 31, 2021	$317,947	$—	$317,947
Ave Maria Focused Fund:
June 30, 2022	$—	$—	$—
December 31, 2021	$266,572	$2,502,952	$2,769,524
Ave Maria Bond Fund:
June 30, 2022	$5,256,426	$—	$5,256,426
December 31, 2021	$9,543,572	$1,414,652	$10,958,224

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between the financial statements and income tax reporting.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

(e) Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses – Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

(g) Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

(i)	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

(ii)	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

(iii)

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchase and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

2. Investment Advisory Agreements and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of Schwartz Investment Counsel, Inc. (the “Adviser”). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. The Adviser receives fees based on a percentage of the average daily net assets of each Fund, which are accrued daily and paid quarterly, at the annual rates as stated below:

Ave Maria Value Fund	0.75%
Ave Maria Growth Fund	0.75%
Ave Maria Rising Dividend Fund	0.75%
Ave Maria World Equity Fund *	0.75%
Ave Maria Focused Fund *	0.75%
Ave Maria Bond Fund	0.25%

*	Effective May 1, 2022, the Adviser redeuced its fees from 0.95% to 0.75% for the Ave Maria World Equity Fund and from 0.85% to 0.75% for the Ave Maria Focused Fund.

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses until at least May 1, 2023 so that the ordinary operating expenses of each of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund do not exceed 1.25% per annum of average daily net assets; and so that the ordinary operating expenses of the Ave Maria Bond Fund do not exceed 0.60% per annum of average daily net assets. The Adviser did not reduce its investment advisory fees for any of the Funds during the six months ended June 30, 2022.

Any investment advisory fee reductions or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. During the six months ended June 30, 2022, the Ave Maria World Equity Fund

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

recouped $20,466 of prior years’ investment advisory fee reductions. As of June 30, 2022, the Adviser may seek recoupment of investment advisory fee reductions from the Ave Maria World Equity Fund totaling $19,711 no later than the dates as stated below:

Ave Maria World Equity Fund
December 31, 2022	$4,530
December 31, 2023	15,181
Total	$19,711

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share of each Fund, maintains the financial books and records of the Funds, maintains the records of each shareholder’s account, and processes purchases and redemptions of each Fund’s shares. For the performance of these services, Ultimus receives fees from each Fund computed as a percentage of such Fund’s average daily net assets, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as each Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $63,000 (except that such fee was $76,500 for the Lead Independent Trustee/Chairman of the Governance Committee and $71,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus, if any, receives one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

Each member of the Catholic Advisory Board (“CAB”), including Emeritus members, receives an annual retainer of $4,000 (except that such fee is $14,000 for the CAB chairman), payable quarterly; a fee of $3,000 for attendance at each meeting of the CAB; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of CAB members’ fees and expenses.

3. Investment Transactions

During the six months ended June 30, 2022, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Purchases of investment securities	$66,973,385	$145,679,581	$66,618,557
Proceeds from sales of investment securities	$53,684,452	$184,087,636	$84,523,260

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Purchases of investment securities	$8,997,225	$22,780,809	$69,336,034
Proceeds from sales and maturities of investment securities	$10,102,707	$19,166,736	$44,250,986

During the six months ended June 30, 2022, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for the Ave Maria Bond Fund were $2,430,811 and $0, respectively.

4. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2022, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria World Equity Fund had 41.6%, 30.1% and 27.9%, respectively, of the value of their net assets invested in stocks within the technology sector and the Ave Maria Focused Fund had 26.9% and 25.0% of the value of its net assets invested in stocks within the communications and industrials sectors, respectively.

6. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AVE MARIA MUTUAL FUNDS

About Your Funds’ Expenses

(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below is based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2022) and held until the end of the period (June 30, 2022).

The table that follows illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES
(Unaudited) (Continued)

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ Prospectus.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Net Expense Ratio(a)	Expenses Paid During Period(b)
Ave Maria Value Fund
Based on Actual Fund Return	$1,000.00	$ 904.10	0.94%	$4.44
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.13	0.94%	$4.71

Ave Maria Growth Fund
Based on Actual Fund Return	$1,000.00	$ 753.90	0.92%	$4.00
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.23	0.92%	$4.61

Ave Maria Rising Dividend Fund
Based on Actual Fund Return	$1,000.00	$ 872.90	0.92%	$4.27
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.23	0.92%	$4.61

Ave Maria World Equity Fund
Based on Actual Fund Return	$1,000.00	$ 804.40	1.25%	$5.59
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.60	1.25%	$6.26

Ave Maria Focused Fund
Based on Actual Fund Return	$1,000.00	$ 666.00	1.19%	$4.92
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.89	1.19%	$5.96

Ave Maria Bond Fund
Based on Actual Fund Return	$1,000.00	$ 951.90	0.42%	$2.03
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,022.71	0.42%	$2.11

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)

Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Actual Fund Return and Hypothetical 5% Return information, respectively.

AVE MARIA MUTUAL FUNDS

Other Information

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The filings are available free of charge, upon request, by calling
(888) 726-9331. Furthermore, you may obtain a copy of the filings on the SEC’s website at
www.sec.gov.

AVE MARIA MUTUAL FUNDS

Approval of Advisory Agreements

(Unaudited)

Ave Maria Value Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria World Equity Fund, Ave Maria Focused Fund and Ave Maria Bond Fund

At an in-person meeting held on February 12, 2022 (the “Board Meeting”), the Board of Trustees of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved the continuation of the Advisory Agreements with Schwartz Investment Counsel, Inc. (the “Adviser”) (the “Advisory Agreements”) on behalf of each of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Focused Fund, and the Ave Maria Bond Fund, each a series of the Trust (each, a “Fund,” and collectively, the “Ave Maria Mutual Funds” or “Funds”), for an additional one-year period. The Independent Trustees were advised and assisted throughout their evaluation by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees met separately with their independent counsel to discuss the continuance of the Advisory Agreements, during which time, no representatives of the Adviser were present.

The Board retained Strategic Insight, an independent third-party provider of mutual fund data, to prepare an independent expense and performance summary for each Fund and comparable funds managed by other investment advisers identified by Strategic Insight. The Strategic Insight materials included information regarding advisory fee rates, other operating expenses, expense ratios, and performance comparisons to each Fund’s peer group and to a broad-based securities index. Prior to the Board Meeting, the Independent Trustees discussed separately with Strategic Insight the methodologies that it used to construct its report and the Morningstar, Inc. (“Morningstar”) categories that it identified to base its peer group comparisons for the Funds and other aspects of its report. The Independent Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their independent legal counsel to assist in their evaluation of the terms of the Advisory Agreements, including, among other things, information about the Adviser’s profitability with respect to each Fund, financial results, financial condition, management fee revenues and separately managed account fee schedules. The Board additionally considered the Funds’ portfolio management and compliance structure, brokerage commissions, turnover rates, and the ways in which the Funds realize economies of scale. The Board also received copies of the Advisory Agreements and a memorandum from the independent legal counsel to the Independent Trustees discussing the factors the Board should consider while evaluating the continuation of the Advisory Agreements.

The Independent Trustees noted that they had received information and materials over the course of the 2021 calendar year relating to the investment management and administrative services provided by the Adviser and had met with the portfolio managers of each Fund at each quarterly Board meeting to discuss each Fund’s portfolio composition and the Adviser’s views of the economic, political and other developments

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

affecting the financial markets in general and the performance of each Fund. They also considered that during each of those quarterly meetings, the Adviser had provided its views on the overall condition of the economy and the markets, including its rationale for disposing certain positions and purchasing others. As part of this process, the Trustees considered various factors, none of which by itself was considered dispositive, including:

●	the nature, extent and quality of the services provided by the Adviser (including any possible fall-out benefits);

●	the fees charged for those services and the Adviser’s profitability with respect to each Fund (and the methodology by which such profitability was calculated);

●	each Fund’s investment performance;

●	the extent to which economies of scale may be realized as a Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of a Fund’s shareholders.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of services provided by the Adviser, the Independent Trustees noted the services that are provided by the Adviser in addition to portfolio management, including maintaining its own and the Trust’s compliance program, which had expanded over time as a result of regulatory, market and other developments. The Independent Trustees took into account each Fund’s portfolio management structure, the consistency in the Adviser’s investment approach and the overall level of attention it devotes to its core management process. The Independent Trustees also took into consideration the moral screening process for the Ave Maria Mutual Funds and the ability of the Ave Maria Mutual Funds to offer investors a means of differentiating from other types of mutual fund investments. The Independent Trustees also considered the risks assumed by the Adviser in connection with the services provided to the Funds. Finally, the Independent Trustees considered whether the Adviser experienced any indirect benefits (i.e., fall-out benefits) for serving as investment adviser to the Funds, and after taking into account all this information, concluded that the nature, extent and quality of services provided by the Adviser to the Funds is satisfactory.

Investment Performance

The Independent Trustees considered the performance of each Fund against its Morningstar category peers for the one-year period ended November 30, 2021, as well as for longer-term periods. The Independent Trustees noted that as of November 30, 2021, Ave Maria Bond Fund placed in the first (top) quartile of its Morningstar peer category for the one-year period; Ave Maria Value Fund and Ave Maria World Equity Fund each placed in the top half of its respective Morningstar peer category for the one-year period; Ave Maria Rising Dividend Fund and Ave Maria Focused Fund each placed in the third

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

quartile of its respective Morningstar peer category for the one-year period; and Ave Maria Growth Fund placed in the fourth quartile of its Morningstar peer category for the one-year period. The Independent Trustees also compared the performance of each of the Ave Maria Mutual Funds over selected periods ended December 31, 2021 with its benchmark index, and noted that for the one-year period, Ave Maria Value Fund, Ave Maria Rising Dividend Fund, Ave Maria World Equity Fund and Ave Maria Bond Fund each outperformed its respective primary benchmark index, while Ave Maria Growth Fund underperformed its primary benchmark index. The Independent Trustees further noted that for the one-year period ended December 31, 2021, the Ave Maria Focused Fund outperformed the S&P MidCap 400 Growth Index, but underperformed the S&P 500 Index. The Independent Trustees took into consideration the Adviser’s explanation that the underperformance of Ave Maria Growth Fund during 2021 was partially attributable to the strong performance of certain large-cap momentum technology stocks that are ineligible for investment due to their high valuations and their inability to meet the morally responsible investment criteria for the Ave Maria Mutual Funds. The Independent Trustees considered that the Adviser’s value-oriented approach of buying high-quality companies at prices below their intrinsic value was constructive for the Ave Maria Mutual Funds when value-oriented stocks began to return to favor in calendar year 2021. The Independent Trustees concluded that the performance of the Funds was satisfactory, and the performance results are consistent with the long-term investment strategies being pursued by each Fund.

The Costs of Services and Profits to be Realized by the Adviser

The Trustees reviewed information provided by Strategic Insight on the advisory fees paid by each Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees also compared each Fund’s total expense ratio, of which a Fund’s advisory fee is a part, with expense ratios of representative funds within its Morningstar peer group for periods ended November 30, 2021. The Trustees noted that the Morningstar information showed that the net total expense fee ratio for the Ave Maria Value Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, and Ave Maria Bond Fund was lower than the median net total expense ratios of their respective Morningstar peer expense group and the net total expense ratio for Ave Maria World Equity Fund and Ave Maria Focused Fund was higher than the median net total expense ratios of their respective Morningstar peer expense group. The Trustees considered the advisory fee rate reductions that were made on behalf of the Ave Maria Value Fund and Ave Maria Bond Fund on May 1, 2021 and that the Adviser has agreed to reduce the advisory fee rate of Ave Maria Focused Fund from 0.85% to 0.75% and the advisory fee rate of Ave Maria World Equity Fund from 0.95% to 0.75% effective as of May 1, 2022. After taking into account all this information, the Trustees found that the advisory fees and total expenses of each Fund are acceptable.

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

The Independent Trustees also considered the Adviser’s costs of providing ongoing services to the Funds, the profits of the Adviser with respect to each Fund and the methodologies by which the Adviser calculated that profitability information, and concluded that the profits of the Adviser are reasonable and represent a fair and entrepreneurial profit in light of the quality and scope of services that are provided to the Funds.

The Extent to Which Economies of Scale Would be Realized and Whether Advisory Fee Levels Reflect these Economies of Scale

The Independent Trustees considered the extent to which shareholders have realized economies of scale with respect to the management of the Funds. The Independent Trustees discussed the Adviser’s history of waiving the expenses of certain Funds and reducing the advisory fees of certain other Funds in order to maintain a lower total annual operating expense ratio for those Funds. They noted that the Adviser builds economies of scale into its advisory fee structures by keeping overall expenses down as a Fund grows and seeks additional economies of scale through its asset gathering efforts on behalf of the Funds. The Independent Trustees also noted that the Adviser had agreed to reduce the advisory fee rates of Ave Maria World Equity Fund and Ave Maria Focused Fund effective as of May 1, 2022 and that shareholders of these Funds should realize immediate benefits when the new advisory fee rates go into effect. The Independent Trustees concluded that the extent to which shareholders are achieving economies of scale as the Funds grow is acceptable.

Conclusion

The Board, including the Independent Trustees, subsequently concluded that the existing Advisory Agreements are fair and reasonable and voted to approve the continuance of the Advisory Agreements. In reaching their decision regarding the continuation of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor or particular information as controlling, and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund and its shareholders to renew the Advisory Agreements for an additional annual period.

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AVE MARIA
MUTUAL FUNDS

Ave Maria Mutual Funds
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

Board of Trustees
George P. Schwartz, CFA, Chairman
Donald J. Dawson, Jr.,
Lead Independent Trustee
John J. McHale, Jr.
Edward J. Miller
William A. Morrow

Executive Officers
George P. Schwartz, CFA, President
Robert C. Schwartz, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP,
Chief Compliance Officer

Catholic Advisory Board
Paul R. Roney, Chairman
Robert P. George, Ph.D.
Scott Hahn, Ph.D.
Lou Holtz, Emeritus
Larry Kudlow
Thomas S. Monaghan
Melissa Moschella, Ph.D.
Fr. John Riccardo, Emeritus
Lila Rose

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Sullivan & Worcester, LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

www.avemariafunds.com

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Governance Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 26, 2022

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	August 26, 2022

*	Print the name and title of each signing officer under his or her signature.